As filed with the Securities and Exchange Commission on
                              August 1, 1997

                                             Registration No.
33-49583
                                                    811-7061
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                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

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                                FORM N-1A

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          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
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                       Pre-Effective Amendment No.
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                   Post-Effective Amendment No.    5
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                                    and
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            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
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                          Amendment No.     6
   / X /
                     (Check appropriate box or boxes)
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                              ---------------
                     PUTNAM CAPITAL APPRECIATION FUND
            (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)

            Registrant's Telephone Number, including Area Code
                              (617) 292-1000
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           It is proposed that this filing will become effective
                          (check appropriate box)


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/   /    immediately upon filing pursuant to paragraph (b)
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/          /  on    (date)     pursuant to paragraph (b)
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/   /    60 days after filing pursuant to paragraph (a)(1)
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/    X     /  on    September 30, 1997     pursuant to paragraph
(a)(1)
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/   /    75 days after filing pursuant to paragraph (a)(2)
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/   /    on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/   /    this post-effective amendment designates a new
---- effective date for a previously filed post-effective amendment.


                          -----------------------

                      JOHN R. VERANI, Vice President
                     PUTNAM CAPITAL APPRECIATION FUND
                          One Post Office Square
                        Boston, Massachusetts 02109
                  (Name and address of agent for service)
                              ---------------
                                 Copy to:
                        JOHN W. GERSTMAYR, Esquire
                               ROPES & GRAY
                          One International Place
                        Boston, Massachusetts 02110




         The Registrant has registered an indefinite number or
amount
of securities under the Securities Act of 1933 pursuant to Rule
24f-2.  A    Notice on Form     24f-2         for the fiscal year
ended May 31,    1997     was filed on July    30, 1997    .

                     PUTNAM CAPITAL APPRECIATION FUND

                           CROSS REFERENCE SHEET

                       (as required by Rule 481(a))

Part A

N-1A Item No.                          Location

1.  Cover Page.......................  Cover page

2.  Synopsis.........................  Expenses summary

3.  Condensed Financial Information..  Financial highlights;
                                       How performance is shown

4.  General Description of Registrant. Objective; How the fund pursues its objective;
                                       Organization and history

5.  Management of the Fund...........  Expenses summary; How the fund is managed;
                                       About Putnam
                                       Investments, Inc.

5A. Management's Discussion
    of Fund Performance.............   (Contained in the annual
                                       report of the
                                       Registrant)

6.  Capital Stock and Other
    Securities.......................  Cover page; Organization and history;  How the
                                       fund makes distributions
                                       to shareholders; tax
                                       information

7.  Purchase of Securities Being
    Offered..........................  How to buy shares;
                                       Distribution plans; How
                                       to sell shares; How to
                                       exchange shares; How the
                                       fund values its shares

8.  Redemption or Repurchase.........  How to buy shares; How to sell shares; How to
                                       exchange shares;
                                       Organization and history

9.  Pending Legal Proceedings........  Not applicable

Part B

N-1A Item No.                          Location

10. Cover Page.......................  Cover page

11. Table of Contents................  Cover page

12. General Information and History..  Organization and history
                                       (Part A)

13. Investment Objectives and
  Policies.........................    How the fund pursues its
                                       objective (Part A);
                                       Investment restrictions;
                                       Miscellaneous investment
                                       practices

14. Management of the Registrant.....  Management (Trustees;
                                       Trustees fees;
                                       Officers); Additional
                                       officers

15. Control Persons and Principal
  Holders of Securities............    Management (Trustees;
                                       Officers); Charges and
                                       expenses (Share
                                       ownership)

16. Investment Advisory and Other
  Services.........................    Organization and history
                                       (Part A); Management
                                       (Trustees; Officers; The
                                       management contract;
                                       Principal underwriter;
                                       Investor servicing agent
                                       and custodian); Charges
                                       and expenses;
                                       Distribution plans;
                                       Independent accountants
                                       and financial statements

17. Brokerage Allocation.............  Management (Portfolio
                                       transactions); Charges
                                       and expenses

18. Capital Stock and Other
  Securities.......................    Organization and history
                                       (Part A); How the fund
                                       makes distributions to
                                       shareholders; tax
                                       information (Part A);
                                       Suspension of redemptions

19. Purchase, Redemption and Pricing
  of Securities Being Offered......    How to buy shares (Part
                                       A); How to sell shares
                                       (Part A); How to exchange
                                       shares (Part A); How to
                                       buy shares; Determination
                                       of net asset value;
                                       Suspension of redemptions

20. Tax Status.......................  How the fund makes
                                       distributions to
                                       shareholders; tax
                                       information (Part A);
                                       Taxes

21. Underwriters.....................  Management (Principal
                                       underwriter); Charges and
                                       expenses

22. Calculation of Performance Data..  How performance is shown
                                       (Part A); Investment
                                       performance; Standard
                                       performance measures

23. Financial Statements.............  Independent accountants and financial statements

Part C

  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

PROSPECTUS
                                                  SEPTEMBER 30,


   1997


Putnam Capital Appreciation Fund
Class A, B and M shares
INVESTMENT STRATEGY: GROWTH

This prospectus explains concisely what you should know before investing in Putnam Capital Appreciation Fund (the "fund"). Please read it carefully and keep it for future reference. You can find more detailed information in the September 30,
   1997     statement of additional information (the "SAI"), as
amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission
   (the "Commission")     and is incorporated into this
prospectus by reference.     The Commission maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

The fund may close to new investments from time to time if deemed appropriate by Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), due to unavailability of portfolio investments suitable for the fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


                          BOSTON * LONDON * TOKYO

ABOUT THE FUND

Expenses summary
 .................................................................
This section describes the sales charges, management fees, and
annual operating expenses that apply to         various classes
of    the fund's     shares.  Use it to help you estimate the
impact of transaction costs    and recurring expenses     on your
investment over time.

Financial highlights
 .................................................................
Study this table to see, among other things, how the fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

Objective
 .................................................................
Read this section to make sure the fund's objective is consistent with your own.

How the fund pursues its objective
 .................................................................
This section explains in detail how the fund seeks its investment objective.



How performance is shown
 .................................................................
This section describes and defines the measures used to assess fund performance. All data are based on past investment results and do not predict future performance.

How the fund is managed
 .................................................................
Consult this section for information about the fund's management,
allocation of its expenses, and how    it     purchases and
   sells     securities        .

Organization and history
 .................................................................
In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements
 .................................................................
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares
 .................................................................
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of
accounts.  It explains how sales charges are determined and how
you may become eligible for reduced sales charges        .

Distribution plans
 .................................................................
This section tells you what distribution fees are charged against each class of shares.

How to sell shares
 .................................................................
In this section you can learn how to sell fund shares,
   either     directly to the fund or through an investment
dealer.

How to exchange shares
 .................................................................
Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How the fund values its shares
 .................................................................
This section explains how the fund determines the value of its shares.

How the fund makes distributions to shareholders; tax information
 .................................................................
This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.
 .................................................................
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

About the fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the fund and expenses based on the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                              Class A       Class B     Class M
                              shares        shares      shares
Shareholder transaction
expenses

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)                5.75%         NONE*      3.50%*

Deferred sales charge                  5.0% in the first
(as a percentage                        year, declining
of the lower of                         to 1.0% in the
original purchase                       sixth year, and
price or redemption                       eliminated
proceeds)                      NONE**     thereafter     NONE

Annual fund operating expenses
(as a percentage of average net assets)
                                                     Total fund
                      Management   12b-1     Other    operating
                         fees      fees    expenses   expenses
                       ---------   -----   --------   --------

Class A                    .63%    .25%      .32%     1.20%
Class B                  .63%      1.00%       .32%   1.95%
Class M                    .63%    .75%      .32%     1.70%

The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses.

Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

    1                      3         5        10
  year                   years     years     years

Class A                    $69      $93      $120     $195
Class B                   $70       $91      $125     $208
***
Class B (no redemption)    $20      $61      $105     $208
***
   Class M                $52       $87      $124     $229

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

    * The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

    ** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -- Class A shares."

    ***  Reflects conversion of class B shares to class A shares
         (which pay lower ongoing expenses) approximately eight years after purchase. See "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A, B and M shares. This information has been audited and reported on by the independent accountants. The "Report of independent accountants" and financial statements included in the
fund's annual report to shareholders for the    1997     fiscal
year are incorporated by reference into this prospectus. The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

Financial highlights
(For a share outstanding throughout the period)

   CLASS A


For the period

 Aug. 5, 1993+
Per-share                                     Year ended May 31
     to May 31
operating performance             1997           1996      1995
 1994

Net asset value,
 beginning of period            $16.33         $12.24    $10.74
$8.53

Investment operations
Net investment income           .13(d)            .14
 .06(e).07(d)(e)

Net realized and unrealized
 gain on investments              3.48           4.37      1.59
 2.27

Total from investment operations  3.61           4.51      1.65
 2.34

Less Distributions:
From net investment income       (.10)          (.13)     (.03)
(.04)

From net realized gain
 on investments                 (1.08)          (.29)     (.10)
(.09)

In excess of realized gain on
 investments                        --             --     (.02)
   --

Total distributions             (1.18)          (.42)     (.15)
(.13)

Net asset value,
 end of period                  $18.76         $16.33    $12.24
$10.74

Ratios and supplemental data

Total investment return at
 net asset value (%)(a)          22.91          37.57     15.61
27.58*

Net assets, end of period
 (in thousands)               $525,804       $173,321  $103,555
$3,062

Ratio of expenses to average
 net assets (%)(b)                1.20           1.29   1.13(e)
 .78(e)*

Ratio of net investment income
 to average net assets (%)         .79           1.05   1.89(e)
 .73(e)*

Portfolio turnover (%)           38.35          76.68     15.32
102.99*

Average commission
 rate paid (c)                 $0.0473


+ Commencement of operations
* Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements.  Prior periods exclude these amounts.
(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Reflects an expense limitation in effect during the period. As a result of these limitations, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less than $0.01 per share for both class A and
class B.

Financial highlights
(For a share outstanding throughout the period)

CLASS B

                                                          For the
period
                                                           Nov.
2, 1994+
Per-share                                     Year ended May 31to
May 31
operating performance             1997           1996      1995


Net asset value,
 beginning of period            $16.24         $12.19    $11.08


Investment operations
Net investment income             -(d)            .04    .06(e)


Net realized and unrealized
 gain on investments              3.45           4.35      1.20


Total from investment operations  3.45           4.39      1.26


Less Distributions:
From net investment income       (.02)          (.05)     (.03)


From net realized gain
 on investments                 (1.08)          (.29)     (.10)


In excess of realized gain on
 investments                        --             --     (.02)


Total distributions             (1.10)          (.34)     (.15)


Net asset value,
 end of period                  $18.59         $16.24    $12.19

Ratios and supplemental data

Total investment return at
 net asset value (%)(a)          21.95          36.62    11.55*


Net assets, end of period
 (in thousands)               $543,015       $153,905   $89,962


Ratio of expenses to average
 net assets (%)(b)                1.95           2.05  1.12(e)*


Ratio of net investment income
 to average net assets (%)         .03            .30   .65(e)*


Portfolio turnover (%)           38.35          76.68     15.32


Average commission
 rate paid (c)                 $0.0473


+ Commencement of operations
* Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements.  Prior periods exclude these amounts.
(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Reflects an expense limitation in effect during the period. As a result of these limitations, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less than $0.01 per share for both class A and
class B.

Financial highlights
(For a share outstanding throughout the period)

CLASS M

                                       For the period
                                       Jan. 22, 1996+
Per-share            Year ended May 31      to May 31
operating performance             1997           1996


Net asset value,
 beginning of period            $16.29         $13.84


Investment operations
Net investment income           .04(d)         .02(d)


Net realized and unrealized
 gain on investments              3.46           2.43


Total from investment operations  3.50           2.45


Less Distributions:
From net investment income       (.09)             --


From net realized gain
 on investments                 (1.08)             --


In excess of realized gain on
 investments                        --             --


Total distributions             (1.17)             --


Net asset value,
 end of period                  $18.62         $16.29

Ratios and supplemental data

Total investment return at
 net asset value (%)(a)          22.28         17.70*


Net assets, end of period
 (in thousands)                $34,763         $2,025


Ratio of expenses to average
 net assets (%)(b)                1.70           .66*


Ratio of net investment income
 to average net assets (%)         .23           .16*


Portfolio turnover (%)           38.35          76.68


Average commission
 rate paid (c)                 $0.0473


+ Commencement of operations
* Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior periods exclude these amounts.
(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

OBJECTIVE

Putnam Capital Appreciation Fund seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the fund. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

Basic investment strategy

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks that offer potential for capital appreciation. In selecting such securities for the fund, Putnam Management will consider, among other things, an issuer's financial strength, competitive position and projected future earnings and dividends. Although common stocks will normally be the fund's principal investments, the fund may also purchase convertible bonds, convertible preferred stocks, preferred stocks and debt securities if Putnam Management believes they would help achieve the fund's objective. The fund may also hold a portion of its assets in cash or money market instruments.

The fund will not limit its investments to any particular type of company. It may invest in companies, large or small, whose
earnings    Putnam Management believes are     in a relatively
strong growth trend, or in companies in which significant further
growth is not anticipated but whose    securities Putnam
Management believes are     undervalued.  It may invest in small
and relatively less well- known companies (i.e., companies with equity market capitalizations of less than $1 billion). Smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more established companies.

At times Putnam Management may judge that conditions in the
securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its
shareholders.  At such times, Putnam Management may temporarily use alternative strategies, primarily designed to reduce
fluctuations in the value of    fund     assets.

    In implementing these    defensive     strategies, the fund
may invest    without limit     primarily in debt securities,
preferred stocks, U.S. government and agency obligations, cash or
money market instruments, or in    any     other securities
Putnam Management considers consistent with such defensive strategies.

    It is impossible to predict when, or for how long,
these alternative strategies    would be used    .

Foreign investments

The fund may invest         in securities    of foreign issuers
that are not actively     traded in    U.S.     markets.
   These     foreign    investments involve certain special risks
described below.

Foreign     securities are normally denominated and traded in
foreign currencies   .  As a result, the value of the fund's
foreign investments and the value of its shares     may be
affected favorably or unfavorably by    changes in     currency
exchange rates    relative to the U.S. dollar.              The
fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options.

   Investments in foreign securities may subject the fund to other risks as well. For example, there may be less
information    publicly available about a foreign issuer than
about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The
securities of some             foreign    issuers are less liquid
and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the
recovery     of the fund's    assets held abroad) and expenses
not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above are typically increased in connection with investments in less developed and developing nations, which are sometimes referred to as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The fund expects that its investments in foreign securities generally will not exceed 20% of its total assets, although the fund's investments in foreign securities may exceed this
amount     from time to time.     Certain of the foregoing risks
may also apply to some extent to securities of U.S. issuers that
are denominated in             foreign    currencies or that are
traded in foreign markets, or to securities of U.S. issuers having significant foreign operations.

For more information about foreign securities     and the risks
        associated with    investment in such securities, see
the SAI.

Portfolio turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction
costs    in connection with     the sale of securities and
reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

Futures and options

The fund may buy and sell stock index futures contracts. An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time the fund enters into and terminates an index future transaction, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling index futures, the fund may buy and sell call and put options on index futures or stock indexes. The fund may engage in index futures and options transactions for hedging purposes and for nonhedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.

The use of index futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options purchased or sold by the fund, of the underlying
stock index   , or securities     and, in the case of hedging
transactions, of the securities that are the subject of the
    hedge. The successful use of the strategies described above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out index futures or options positions. There can be no assurance that a liquid secondary market will exist for any index future or option
at any particular time.  The    fund's ability to terminate
option positions established in the over-the-counter market may
be more limited than for exchange-traded     options    and may
also involve the risk that securities dealers participating in
such     transactions    would fail to meet their obligations to
the fund    .  Certain provisions of the Internal Revenue Code
and certain regulatory requirements may limit the use of index futures and options transactions.

   For a     more detailed explanation of index futures and
options transactions, including the risks associated with them,
   see     the SAI.

   Risk factors

The values of fixed-income securities         fluctuate in
response to changes in interest rates.     A     decrease in
interest rates will generally result in an increase in the value
of    fund     assets.  Conversely, during periods of rising
interest rates, the value of     fund     assets will generally
decline.  The    magnitude of these fluctuations generally is
greater for securities with longer maturities. However, the yields on such securities are also generally higher. In
addition, the     values of         fixed-income securities
   are affected by changes in general economic and business conditions affecting the specific industries of their issuers.

Changes by nationally recognized rating agencies in their ratings
of a     fixed-income    security and changes in the ability of
an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of
portfolio     securities    generally will not affect income
derived from these     securities    , but will affect the fund's
net asset value.

Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities before making an investment.

The lower ratings of    certain     securities    held by the
fund     reflect a greater possibility that adverse changes in
the financial condition of    the issuer     or in general
economic conditions, or both, or an unanticipated rise in
interest rates, may impair the ability of    the issuer     to
make payments of interest and principal.
   The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make
the values of         securities    held by the fund     more
volatile   and could limit the fund's ability to sell its
securities    at prices approximating the values placed on
such     securities   .  In the absence of a liquid trading
market for its portfolio securities, the fund at times may be
unable to establish     the fair value of such securities.

   The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis.
When the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

For    additional     information    regarding     the risks
associated with    investing in     securities    in the lower
rating categories    , see the SAI.

Other investment practices

The fund may also engage in the following investment practices, each of which involves certain special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks.

Options. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options, including combinations of put and call options on the same underlying security. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

Securities loans, repurchase agreements and forward commitments. The fund may lend portfolio securities amounting to not more than 25% of its assets to broker dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These
transactions involve some risk         if the other party should
default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

Diversification

The fund is a "diversified" investment company under the
Investment Company Act of 1940.  This means that        with
respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further
information about these instruments and the    risks     involved
in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the fund's shareholders. These restrictions prohibit the
fund   , with respect to 75% of its total assets,     from
acquiring more than 10% of the voting securities of any one
issuer       .   *      They also prohibit the fund from
investing more than:

(a) (with respect to 75% of its total assets) 5% of its total assets in securities of any one issuer (other than the U.S.
government);*

(b) 25% of its total assets in any one industry    (securities of
the     U.S. government    , its agencies or instrumentalities
are not considered to represent any industry);* or

   (c)     15% of its net assets in any combination of securities
that are not readily marketable,         securities restricted as
to resale (excluding securities determined by the Trustees (or the person designated by the Trustees to make such
determinations) to be readily marketable),    or     in
repurchase agreements maturing in more than seven days.



Restrictions marked with an asterisk (*) above are summaries of
fundamental investment policies.     Except as otherwise noted,
all percentage limitations described in this prospectus and the
SAI will apply at the time an     investment    is made and will
not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such
investments    .  Except for investment policies designated as
fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio
composition, fund operating expenses and    the     class of
shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUND IS MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays Putnam Management a quarterly fee for these
services based on         average net assets.  See "Expenses
summary" and the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's
portfolio since the    years     stated below:

                                   Business experience
                       Year        (at least 5 years)
                       ----        -------------------
Gerald S. Zukowski     1993        Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1989.

Anthony C. Santosus     1996       Employed as an investment
Vice President                     professional by Putnam
                                   Management since 1985.

The fund pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of
fund securities.  In selecting broker   -    dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider
sales of fund shares (and, if permitted by law,    shares     of
the other Putnam funds) as a factor in the selection of broker dealers.

ORGANIZATION AND HISTORY

Putnam Capital Appreciation Fund is a Massachusetts business trust organized on May 4, 1993. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund's shares are not currently divided into series. Only class A, B and M shares are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees.
There is presently no maximum, but the Trustees may    ,     at
any time,    establish one,     which could apply to both present
and future shareholders.

The fund's Trustees: George Putnam,* Chairman. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of
Salem Hospital and         the Peabody Essex Museum; Elizabeth T.
Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam, III,* President, New Generation Research,
Inc.       ; A.J.C. Smith,* Chairman and Chief Executive Officer,
Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the fund, Putnam Management or Putnam Mutual Funds.

About Your Investment

ALTERNATIVE SALES ARRANGEMENTS

Class A shares.     If you purchase     class A shares    , you
will generally pay     a sales charge at the time of
purchase   and, as     a result,    will     not    have     to
   pay     any charges when    you redeem the shares.  If you
purchase class A shares     at net asset value    , you may have
to pay     a contingent deferred sales charge ("CDSC")    when
you redeem the shares    .  Certain purchases of class A shares
qualify for reduced sales charges.  Class A shares    pay
lower 12b-1    fees     than class B and class M shares.  See
"How to buy shares -- Class A shares" and "Distribution plans."

Class B shares.     If you purchase class     B shares    , you
will not pay     an initial sales charge, but    you may have
to    pay     a CDSC if    you redeem the shares within six
years    .  Class B shares also    pay     a higher 12b-1 fee
than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information
about the conversion of class B shares,    including
information about how shares acquired through reinvestment of
distributions are treated    and     certain circumstances under
which    class B shares     may not    convert into class A
shares, see the SAI    .  Class B shares provide an investor the
benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares.     If you purchase     class M shares    , you
will generally pay     a sales charge at the time of purchase
that is lower than the sales charge    you would pay for
class A shares.  Certain purchases of class M shares qualify for
reduced sales charges.  Class M shares    pay     12b-1
   fees     that    are     lower than class B shares but higher
than class A shares.     You will not have to pay any charges
when you redeem class M shares, but class M shares will     not
convert into any other class of shares.  See "How to buy shares -
- Class M shares" and "Distribution plans."

Which    class     is best for you?     Which     class of shares
provides    the most     suitable investment for    you
depends on a number of factors, including the amount    you
intend to invest and how long you intend to hold the shares.  If
your     intended    purchase qualifies     for reduced sales
charges   , you     might consider class A or class M shares.
   If you     prefer not to pay    a     sales charge    at the
time of purchase, you     might consider class B shares.  Orders
for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares
       .

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

Class A shares

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                Sales charge        Amount of
                             as a percentage of:  sales charge
                             -------------------  reallowed to
                                Net               dealers as a
Amount of transaction         amount   Offering   percentage of
at offering price ($)        invested    price   offering price
-----------------------------------------------------------------

Under 50,000                    6.10%     5.75%       5.00%
50,000 but under 100,000        4.71      4.50        3.75
100,000 but under 250,000       3.63      3.50        2.75
250,000 but under 500,000       2.56      2.50        2.00
500,000 but under 1,000,000     2.04      2.00        1.75
   --------------------------------------------------------------
---

No             initial sales charge    applies to     purchases
of class A shares of
$1
million or more or    to     purchases by
   employer-sponsored     retirement plans    that have     at
least 200 eligible employees.  However, a CDSC of 1.00%    or
0.50% is     imposed    on     redemptions of    these shares
within the first or second year    , respectively,         after
purchase   , unless the             dealer of record waived its
commission with    Putnam Mutual Funds'     approval    , or
unless the purchaser is a class A qualified benefit plan (a retirement plan for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares).


Class A qualified benefit plans may also purchase class A shares with no initial sales charge. However, except as stated below, a CDSC of 0.75% of the total amount redeemed (1.00% in the case of
plans for which     Putnam Mutual Funds    and its affiliates do
not act as trustee or recordkeeper) is imposed on redemptions of these shares if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such a plan is no longer liable for any CDSC. The two-year CDSC applicable to Class A qualified benefit
plans for which             Putnam Mutual Funds    or its
affiliates serve as trustee or recordkeeper ("full service
plans") is             0.50% of the    total amount redeemed for
full service plans that             initially    invest at least
$5 million but     less than    $10     million in Putnam funds
and other investments managed by Putnam Management or its
affiliates    ("Putnam Assets"), and is 0.25% of the total amount
redeemed for full service plans that initially invest     at
least    $10 million but less than $20 million in Putnam Assets.
Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer or record has, with Putnam Mutual Funds' approval, waived its commission or agreed to
refund its commission to     Putnam Mutual Funds    in the event
a CDSC would otherwise be applicable, are not subject to any CDSC.

   A class A     qualified    benefit     plan participating in a
"multi-fund" program approved by Putnam Mutual    Funds     may
include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and
programs described    elsewhere in this prospectus and in the
SAI.

As described in the SAI, Putnam Mutual Funds pays the dealer of record a commission of up to 1% on sales to class A qualified benefit plans. Putnam Mutual Funds pays dealers of record commissions on sales of class A shares of $1 million or more and sales of class A shares to employer-sponsored retirement plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the first $3 million of shares purchased, 0.50% of the next $47 million and 0.25% thereafter.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below.

Year     1       2        3       4        5       6     7+
-----------------------------------------------------------   --

Charge  5%      4%       3%      3%       2%      1%     0%

   Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares.  These commissions are not paid on exchanges from other Putnam funds or
on sales to investors     exempt from the CDSC.

Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                 Sales charge        Amount of
                              as a percentage of:  sales charge
                              -------------------  reallowed to
                                 Net               dealers as a
Amount of transaction          amount  Offering    percentage of
at offering price ($)         invested   price    offering price
-----------------------------------------------------------------
Under 50,000                     3.63%    3.50%       3.00%
50,000 but under 100,000         2.56     2.50        2.00
100,000 but under 250,000        1.52     1.50        1.00
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE        NONE

Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or
   a     contingent deferred sales charge.     Class M
qualified    benefit plans (retirement plans for which Putnam
Fiduciary Trust Company, or its affiliates, provide recordkeeping or other services in connection with the purchase of class M
shares)     and members of qualified groups may also purchase
class M shares without a sales charge.

General

You may be eligible to buy fund shares at reduced sales charges
   or to sell fund shares without a CDSC    .

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity
discount, statement of intention, group sales plan,    employer-
sponsored     retirement plans        and other plans.
Descriptions are also included in the order form and in the SAI.

   The fund may sell class     A, class B and class M shares
        at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other
employees (and their families) of broker   -    dealers having
sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a
broker   -    dealer or financial institution with respect to
sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds,
clients of certain administrators of tax   -    qualified plans,
tax   -    qualified plans when proceeds from repayments of loans
to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain
standards established by Putnam  Mutual Funds   ,     and
investors meeting certain requirements who sold shares of certain
Putnam closed   -    end funds pursuant to a tender offer by the
closed   -    end fund.

In addition,    the fund may sell     shares         at net asset
value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment
company or         personal holding company.  The CDSC will be
waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

   In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and net asset value. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when you redeem a share that has appreciated in value during the CDSC period, a CDSC is assessed on its initial purchase price. Shares acquired by reinvestment of distributions may be redeemed without a CDSC at any time. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming         shares or transferring
shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in
redemption        or transfer.  Otherwise, payment may be delayed
until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

   The fund has adopted     distribution    plans to compensate
Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the
payments to dealers mentioned below.  The plans provide     for
payments by the fund to Putnam Mutual Funds at the annual
   rates (expressed as a percentage     of average net assets
   ) of up to 0.35% on     class A    shares and 1.00% on class B
and class M     shares.  The Trustees currently limit payments
   on class A, class B and class M shares to 0.25%, 1.00% and 0.75% of average net assets, respectively.

Putnam Mutual Funds    compensates     qualifying dealers
(including   ,     for this purpose, certain financial
institutions)    for     sales of         shares and the
maintenance of shareholder accounts.

   Putnam Mutual Funds makes quarterly     payments    to dealers
at the annual rate of up to 0.25% of     the average net asset
value of class A shares    for which such     dealers are
designated as the dealer of record   , except that payments to
dealers for shares held by class A qualified benefit plans are made at reduced rates, as described in the SAI. No payments are
made during the first            year after purchase    on
shares purchased at net asset value by shareholders investing $1
million or more   or by employer-sponsored     retirement plans
   that have     at least 200 eligible employees   or that are
class A qualified benefit plans, unless the shareholder has
made arrangements with Putnam Mutual Funds and the dealer of
record    has     waived the sales commission.

        Putnam Mutual Funds makes quarterly payments to
dealers at the annual    rates     of    0.25% and 0.65%     of
the average net asset value of         class B and class M
   shares, respectively, for which such             dealers are
designated as the dealer of record.

    Putnam Mutual Funds         may suspend or modify    its
payments to dealers.          The payments are also subject to
the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the fund any day the New York Stock
Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem
shares valued up to $100,000         unless you have notified
Putnam Investor Services of an address change within the
preceding 15 days.  Unless    you indicate     otherwise on the
account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by
telephone from    you    , or any person claiming to act as
   your     representative, who can provide Putnam Investor
Services with    your     account registration and address as it
appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of
certain other Putnam funds at net asset value        .  Not all
Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the
highest CDSC applicable to your class of shares.   For purposes
of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

The fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each
day the    Exchange     is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the
U.S. dollar    may     affect the    fund's     net asset value
        even though there has not been any change in the values
of    its portfolio     securities as quoted in such foreign
currencies.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

The fund distributes any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small.
Distributions from         capital gains are made after applying
any available capital loss carryovers. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You can choose from three distribution options:

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

-   Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in
additional    fund     shares (or in shares of other Putnam funds
for Dividend Plus accounts) promptly following the quarter in which reinvestment occurs.

If a check representing a fund distribution is not cashed within
a
specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the
distribution        .  If Putnam Investor Services does not
receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

   Fund     distributions will be taxable to you as ordinary
income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each    calendar     year Putnam Investor Services will
notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Fiduciary Trust Company is the custodian of the fund. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the fund.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

PUTNAM CAPITAL APPRECIATION FUND

One Post Office Square
Boston, MA  02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI  02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109

PUTNAM INVESTMENTS
     One Post Office Square
     Boston, Massachusetts 02109
     Toll-free 1-800-225-1581












   PUTNAM CAPITAL APPRECIATION FUND
One Post Office Square, Boston, MA 02109
Class A shares
INVESTMENT STRATEGY: GROWTH
PROSPECTUS - SEPTEMBER 30,

   1997


This prospectus explains concisely what you should know before investing in class A shares of Putnam Capital Appreciation Fund (the "fund") which are offered without a sales charge through
eligible employer-sponsored         retirement plans.  Please
read
it carefully and keep it for future reference. You can find more detailed information about the fund in the September 30,
   1997     statement of additional information (the "SAI"), as
amended from time to time. For a free copy of the SAI or other information, including a prospectus regarding class A shares for other investors, call Putnam Investor Services at 1-800-752-9894. The SAI has been filed with the Securities and Exchange Commission
   (the "Commission")     and is incorporated into this
prospectus
by reference.     The Commission maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

The fund may close to new investments from time to time if deemed appropriate by Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), due to unavailability of portfolio investments suitable for the fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              PUTNAMINVESTMENTS

                              Putnam Defined
                              Contribution Plans

ABOUT THE FUND

Expenses summary.....................................
Financial highlights.................................
Objective............................................
How the fund pursues its objective...................
        How performance is shown.............................
How the fund is managed..............................
Organization and history.............................

ABOUT YOUR INVESTMENT

How to buy shares....................................
Distribution plan....................................
How to sell shares...................................
How to exchange shares...............................
How the fund values its shares.......................
How the fund makes distributions to shareholders;
     tax information.................................

ABOUT PUTNAM INVESTMENTS, INC........................

About the Fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes expenses attributable to class A shares based on the fund's most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical
$1,000 investment in class A shares         over specified
periods.

Annual fund operating expenses
(as a percentage of average net assets)

Management fees
   .63%
12b-1 fees
   .25%
Other expenses
   .32%
Total fund operating expenses
   1.20%

The table is provided to help you understand the expenses of
investing in the fund and your share of    fund     operating
expenses        .  The expenses shown in the table do not reflect
the application of credits that reduce fund expenses.

Example

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

          1              3               5              10
        year           years           years           years

          $12           $38             $66          $145

The example does not represent past or future expense levels, and actual expenses may be greater or less than those shown. Federal regulations require the example to assume a 5% annual return, but actual annual return varies. The example does not reflect any charges or expenses related to your employer's plan.

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A shares. This information has been derived from the fund's financial statements, which have been audited and reported on by
the         independent accountants.  The "Report of independent
accountants" and financial statements included in the fund's
annual report to shareholders for the    1997     fiscal year are
incorporated by reference into this prospectus. The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.


Financial highlights
(For a share outstanding throughout the period)

   CLASS A


For the period

 Aug. 5, 1993+
Per-share                                     Year ended May 31
     to May 31
operating performance             1997           1996      1995
 1994

Net asset value,
 beginning of period            $16.33         $12.24    $10.74
$8.53

Investment operations
Net investment income           .13(d)            .14
 .06(e).07(d)(e)

Net realized and unrealized
 gain on investments              3.48           4.37      1.59
 2.27

Total from investment operations  3.61           4.51      1.65
 2.34

Less Distributions:
From net investment income       (.10)          (.13)     (.03)
(.04)

From net realized gain
 on investments                 (1.08)          (.29)     (.10)
(.09)

In excess of realized gain on
 investments                        --             --     (.02)
   --

Total distributions             (1.18)          (.42)     (.15)
(.13)

Net asset value,
 end of period                  $18.76         $16.33    $12.24
$10.74

Ratios and supplemental data

Total investment return at
 net asset value (%)(a)          22.91          37.57     15.61
27.58*

Net assets, end of period
 (in thousands)               $525,804       $173,321  $103,555
$3,062

Ratio of expenses to average
 net assets (%)(b)                1.20           1.29   1.13(e)
 .78(e)*

Ratio of net investment income
 to average net assets (%)         .79           1.05   1.89(e)
 .73(e)*

Portfolio turnover (%)           38.35          76.68     15.32
102.99*

Average commission
 rate paid (c)                 $0.0473


+ Commencement of operations
* Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements.  Prior periods exclude these amounts.
(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Reflects an expense limitation in effect during the period. As a result of these limitations, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less than $0.01 per share for both class A and
class B.
OBJECTIVE

Putnam Capital Appreciation Fund seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the fund. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

Basic investment strategy

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks that offer potential for capital appreciation. In selecting such securities for the fund, Putnam Management will consider, among other things, an issuer's financial strength, competitive position and projected future earnings and dividends. Although common stocks will normally be the fund's principal investments, the fund may also purchase convertible bonds, convertible preferred stocks, preferred stocks and debt securities if Putnam Management believes they would help achieve the fund's objective. The fund may also hold a portion of its assets in cash or money market instruments.

The fund will not limit its investments to any particular type of company. It may invest in companies, large or small, whose
earnings    Putnam Management believes are     in a relatively
strong growth trend, or in companies in which significant further
growth is not anticipated but whose    securities Putnam
Management believes are     undervalued.  It may invest in small
and relatively less well- known companies (i.e., companies with equity market capitalizations of less than $1 billion). Smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more established companies.

At times Putnam Management may judge that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders.
At such times, Putnam Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value
of the fund's assets.  In implementing these    defensive
strategies, the fund may invest    without limit     in debt
securities, preferred stocks, U.S. government and agency obligations, cash or money market instruments, or in other securities Putnam Management considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the fund will use these alternative strategies.

Foreign investments

The fund may invest         in securities    of foreign issuers
that are not actively     traded in    U.S.     markets.
   These     foreign    investments involve certain special risks
described below.

Foreign     securities are normally denominated and traded in
foreign currencies   .  As a result, the value of the fund's
foreign investments and the value of its shares     may be
affected favorably or unfavorably by    changes in     currency
exchange rates    relative to the U.S. dollar.              The
fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options.

   Investments in foreign securities may subject the fund to
other
risks as well.  For example, there may be less     information
   publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The
securities of some             foreign    issuers are less liquid
and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the
recovery     of the fund's    assets held abroad) and expenses
not
present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.
The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above are typically increased in connection with investments in less developed and developing nations, which are sometimes referred to as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The fund expects that its investments in foreign securities generally will not exceed 20% of its total assets, although the fund's investments in foreign securities may exceed this
amount     from time to time.     Certain of the foregoing risks
may also apply to some extent to securities of U.S. issuers that
are denominated in             foreign    currencies or that are
traded in foreign markets, or to securities of U.S. issuers having significant foreign operations.

For more information about foreign securities     and the risks
        associated with    investment in such securities, see
the SAI.

Portfolio turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction
costs    in connection with     the sale of securities and
reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

Futures and options

The fund may buy and sell stock index futures contracts. An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time the fund enters into and terminates an index future transaction, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling index futures, the fund may buy and sell call and put options on index futures or stock indexes. The fund may engage in index futures and options transactions for hedging purposes and for nonhedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.

The use of index futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect
correlations
among movements in the prices of financial futures and options
purchased or sold by the fund, of the underlying stock index   ,
or securities     and, in the case of hedging transactions, of
the
securities that are the subject of the
    hedge. The successful use of the strategies described above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out index futures or options positions. There can be no assurance that a liquid secondary market will exist for any index future or option
at any particular time.  The    fund's ability to terminate
option
positions established in the over-the-counter market may be more
limited than for exchange-traded     options    and may also
involve the risk that securities dealers participating in
such
transactions    would fail to meet their obligations to the
fund    .  Certain provisions of the Internal Revenue Code and
certain regulatory requirements may limit the use of index futures and options transactions.

   For a     more detailed explanation of index futures and
options transactions, including the risks associated with them,
   see     the SAI.

Risk factors

        The values of fixed-income securities         fluctuate
in
response to changes in interest rates.     A     decrease in
interest rates will generally result in an increase in the value
of    fund     assets.  Conversely, during periods of rising
interest rates, the value of     fund     assets will generally
decline.  The    magnitude of these fluctuations generally is
greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition,
the     values of         fixed-income securities    are affected
by changes in general economic and business conditions affecting the specific industries of their issuers.

Changes by nationally recognized rating agencies in their ratings
of a     fixed-income    security and changes in the ability of
an
issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of
portfolio     securities    generally will not affect income
derived from these     securities    , but will affect the fund's
net asset value.

Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities before making an investment.

The lower ratings of    certain     securities    held by the
fund     reflect a greater possibility that adverse changes in
the
financial condition of    the issuer     or in general economic
conditions, or both, or an unanticipated rise in interest rates,
may impair the ability of    the issuer     to make payments of
interest and principal.
   The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make
the values of         securities    held by the fund     more
volatile   and could limit the fund's ability to sell its
securities    at prices approximating the values placed on
such     securities   .  In the absence of a liquid trading
market
for its portfolio securities, the fund at times may be unable to
establish     the fair value of such securities.

   The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis.
When the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

For    additional     information    regarding     the risks
associated with    investing in     securities    in the lower
rating categories    , see the SAI.

Other investment practices

The fund may also engage in the following investment practices, each of which involves certain special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks.

Options. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options, including combinations of put and call options on the same underlying security. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

Securities loans, repurchase agreements and forward commitments. The fund may lend portfolio securities amounting to not more than
25% of its assets to broker         dealers and may enter into
repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the
settlement date.  These transactions involve some risk         if
the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

Diversification

The fund is a "diversified" investment company under the
Investment Company Act of 1940.  This means that        with
respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index.  Further information about
these instruments and the    risks     involved in their use is
included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the fund's shareholders. These restrictions prohibit the
fund   , with respect to 75% of its total assets,     from
acquiring more than 10% of the voting securities of any one
issuer       .   *      They also prohibit the fund from
investing
more than:

(a) (with respect to 75% of its total assets) 5% of its total assets in securities of any one issuer (other than the U.S.
government);*

(b) 25% of its total assets in any one industry    (securities of
the     U.S. government    , its agencies or instrumentalities
are
not considered to represent any industry);* or

   (c)     15% of its net assets in any combination of securities
that are not readily marketable,         securities restricted as
to resale (excluding securities determined by the Trustees (or the
person designated by the Trustees to make such determinations) to
be readily marketable),    or     in repurchase agreements
maturing in more than seven days.



Restrictions marked with an asterisk (*) above are summaries of
fundamental investment policies.     Except as otherwise noted,
all percentage limitations described in this prospectus and the
SAI will apply at the time an     investment    is made and will
not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such
investments    .  Except for investment policies designated as
fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time   ,     include
performance information.  "Total return" for the one-, five- and
ten-year periods         through the most recent calendar quarter
represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio
composition, fund operating expenses and    the     class of
shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the
limitation had not been in effect.     Fund     performance may
be
compared to that of various indexes.  See the SAI.  Because
shares
sold through eligible    employer-sponsored retirement     plans
are sold without a sales charge, quotations of investment performance reflecting the deduction of a sales charge will be
lower than the actual investment performance   , over the same
period,     of shares purchased through such plans.

HOW THE FUND IS MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf.
Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays Putnam Management a quarterly fee for these
services
based on         average net assets.  See "Expenses summary" and
the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's
portfolio since the    years     stated below:

                                   Business experience
                       Year        (at least 5 years)
                       ----        -------------------
Gerald S. Zukowski     1993        Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1989.

Anthony C. Santosus     1996       Employed as an investment
Vice President                     professional by Putnam
                                   Management since 1985.

The fund pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services.
The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of
fund securities.  In selecting broker   -    dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider
sales of fund shares (and, if permitted by law,    shares     of
the other Putnam funds) as a factor in the selection of
broker   -
    dealers.

ORGANIZATION AND HISTORY

Putnam Capital Appreciation Fund is a Massachusetts business trust organized on May 4, 1993. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The fund is an open   -    end, diversified management investment
company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund's shares are not currently divided into series. Only the fund's class A shares are
offered by this prospectus.  The fund also    offers     other
classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The fund's Trustees: George Putnam,* Chairman. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of
Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of
Salem
Hospital and         the Peabody Essex Museum; Elizabeth T.
Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam,
III,* President, New Generation Research, Inc.       ; A.J.C.
Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other
Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the fund, Putnam Management or Putnam Mutual Funds.

About Your Investment

HOW TO BUY SHARES

All orders to purchase shares must be made through your
employer's
   retirement     plan.  For more information about how to
purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult
your employer.  Shares are sold to eligible    employer-sponsored
retirement     plans at the net asset value per share next
determined after receipt of an order by Putnam Mutual Funds. Orders must be received by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to
receive
that day's net asset value.  A    class A     qualified
   benefit
plan (an employer-sponsored
 retirement plan    for which
Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of
class A shares)     is eligible to purchase fund shares at net
asset value    pursuant to this prospectus     if it
   initially     invests at least $20 million in Putnam funds and
other investments managed by Putnam Management    or     its
affiliates
   or if
 its dealer of record has, with Putnam Mutual
Fund's approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event the plan redeems 90% or more of its cumulative purchases within two years of its
initial purchase.  An employer-sponsored     retirement plan    ,
other than a class A qualified benefit plan, is     eligible to
purchase fund shares at net asset value    pursuant to this
prospectus     if its investment in class A shares is at least $1
million   , or it has at least 200 eligible employees,     and
the
dealer of record waives its commission with the consent of Putnam
Mutual Funds.     Employer-sponsored     retirement plans
participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value.
   Employer-sponsored     plans may make additional investments
of
any amount at any time.   To eliminate the need for safekeeping,
the fund will not issue certificates for your shares.

   As described in the SAI    , Putnam Mutual Funds pays    the
dealer of record a commission of up to 1% on sales to class A
qualified benefit plans    .  Putnam Mutual Funds will from time
to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLAN

The    fund has adopted a distribution plan to compensate Putnam
Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to
dealers mentioned below.  The     plan provides for payments by
the fund to Putnam Mutual Funds at the annual rate    (expressed
as a percentage     of average net assets    ) of up to 0.35%
on     class A shares.  The Trustees currently limit payments
under the         plan to the annual rate of 0.25%        .

Putnam Mutual Funds    compensates     qualifying dealers
(including   ,     for this purpose, certain financial
institutions)    for     sales of         shares and the
maintenance of shareholder accounts   at the annual rate of up to
0.25% of     the average net asset value of class A shares    for
which such     dealers are designated as the dealer of record.
   The payments to dealers for shares held by class A qualified benefit plans are made at reduced rates, as described in the SAI.
No payments are made during the first             year after
purchase    on     shares purchased at net asset value by
shareholders investing $1 million or more   , by employer-
sponsored     retirement plans    that have     at least 200
eligible employees   or by class A qualified benefit plans,
unless
the shareholder has     made arrangements with Putnam Mutual
Funds
and the dealer of record    has     waived the sales commission.

        Putnam Mutual Funds may suspend or modify    its
payments to dealers.          The payments are also subject to
the
continuation of the distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next net asset value calculated after the fund receives the request in proper form. All requests must be received by the fund prior to the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. If your plan sells shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

The fund generally provides payment for redeemed shares the business day after the request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. The fund will only redeem shares for which it has received payment.

HOW TO EXCHANGE SHARES

Subject to any restrictions contained in your plan, you can exchange your shares for shares of other Putnam funds available
through your    employer's     plan at net asset value.
Contact your plan administrator or Putnam Investor Services for more information on how to exchange your shares or how to obtain prospectuses of other Putnam funds in which you may invest.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of
   your     fund, the fund reserves the right to revise or
terminate the exchange privilege, limit the amount or number of
exchanges or reject any exchange.          Consult Putnam
Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

The fund calculates the net asset value of a share of each
class by dividing the total value of its assets, less
liabilities, by the number of its shares outstanding.  Shares are valued as of the close of regular trading on the New York
Stock Exchange each day the    Exchange     is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value. As a result, fluctuations in the value of such currencies in
relation to the U.S. dollar    may     affect the    fund's
net asset value         even though there has not been any
change in the values of    its portfolio     securities as
quoted in such foreign currencies.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS;
TAX INFORMATION

The fund distributes any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small.
Distributions from         capital gains are made after
applying any available capital loss carryovers.

The terms of your    employer's     plan will govern how your
   employer's     plan may receive distributions from the fund.
Generally, periodic distributions from the fund to your
   employer's     plan are reinvested in additional fund
shares, although your    employer's     plan may permit you to
receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If another option is not selected, all distributions will be reinvested in additional fund shares.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis. Generally, fund distributions are taxable as ordinary income, except that any
distributions of net long   -    term capital gains will be
taxed as such regardless of how long you have held your shares.
However, distributions by the fund to employer   -    sponsored
   retirement     plans that qualify for tax   -    exempt
treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

ABOUT PUTNAM INVESTMENTS, INC.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Defined Contribution Plans is a division of Putnam Mutual Funds. Putnam Fiduciary Trust Company is the custodian of the fund. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the fund.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are located at One Post Office Square, Boston, Massachusetts 02109 and are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

   PUTNAM CAPITAL APPRECIATION FUND

One Post Office Square
Boston, MA  02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI  02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109

PUTNAM INVESTMENTS
     One Post Office Square
     Boston, Massachusetts 02109
     Toll-free 1-800-225-1581












                     PUTNAM CAPITAL APPRECIATION FUND

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                         September 30,

   1997

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of
the fund dated September 30,    1997    , as revised from time
to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

                             Table of Contents

PART I

SECURITIES RATINGS . . . . . . . . . . . . . . . . . . . . . . .
 . . . .I-3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . .
I-   8

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . .
I-   9

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . .
 .I-   15

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . .
 .I-   15

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . .
 .I-   16

Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .
II-   34

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . .
 . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . .
II-   45

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . .
II-   57

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . .
II-   58

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . .
II-   64

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . .
II-   64

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . .
II-   64

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . .
II-   65

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . .
II-   66

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . .
II-   71

                                    SAI
                                  PART I

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade
obligations   ,     (i.e., they are neither highly protected
nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of
bonds   ,     and issues so rated can be regarded as having
extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's

Bonds

AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated `BB',`B',`CCC',`CC' and`C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC'
        rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation
where    a     bankruptcy petition has been filed, but debt
service payments are continued.

D -- Bonds rated `D' are in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

   Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S.
Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:



(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

   Although certain of the fund's     fundamental
   investment     restrictions    permit it to borrow money to
a limited extent, the fund does not currently intend to do so and did not do so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

It is contrary to the fund's present policy, which may be changed without shareholder approval, to:

(1) Invest in (a) securities which         are not readily
marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.


                     ---------------------------------



All percentage limitations on investments    (other than
pursuant to the non-fundamental restriction)     will apply at
the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                    ---------------------------------


CHARGES AND EXPENSES

Management    fees

Under a Management Contract dated September 20, 1996, the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of 0.65% of
the first $500 million    of the fund's average net assets    ,
0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% of any excess thereafter. For the past three fiscal
years, pursuant to    the management contract and     a
management contract in effect prior to September 20, 1996, under which the management fee payable to Putnam Management was paid at the rate of 0.65% of the first $500 million of the fund's average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million and 0.45% of any amount over $1.5 billion, the fund incurred the following fees:

                                               Reflecting a
                                               reduction in the
                                               following amounts
Fiscal         Management              pursuant to an
year           fee paid                expense limitation

   1997        $3,625,121              $0
1996           $1,578,601              $0
1995           $395,267                $15,154

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:

                 Fiscal         Brokerage
                 year           commissions

                    1997        $1,082,338
                 1996           $440,112
                 1995           $1,240,375


The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize
research, statistical and quotation services    received by
Putnam Management          and its affiliates:

              Dollar value      Percent of
              of these          total            Amount of
              transactions      transactions   commissions

                 $352,519,031   40.13%        $651,796

Administrative expense reimbursement

The fund reimbursed Putnam Management         for
administrative services during fiscal    1997,     including
        compensation of certain    fund     officers
and contributions to the Putnam Investments, Inc. Profit
Sharing Retirement Plan for their benefit   , as follows    :

                                    Portion of total
                                    reimbursement for
                  Total             compensation and
              reimbursement           contributions
                                        $10,936    $9,631

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the
fees paid to each Trustee by the fund for fiscal    1997
and the fees paid to each Trustee by all of the Putnam funds
during calendar year    1996    :

COMPENSATION TABLE
                                             Pension or
Estimated              Total
                            Aggregate        retirement annual
benefits       compensation
                         compensation                  benefits
accrued           from all         from    all
                         from     the    as part of
Putnam funds     Putnam
   Trustees/Year              fund(1)  fund expenses(2)  upon
retirement(3)   funds(4)

Jameson A. Baxter/1994    (5)  $1,101         $227
$85,646      $172,291
Hans H. Estin/1972              1,081          739
85,646       171,291
John A. Hill/1985    (5)        1,087          276
85,646       170,791
Ronald J. Jackson/1996   (5)(6) 1,092           39
85,646        94,807
Elizabeth T. Kennan/1992        1,088          478
85,646       171,291
Lawrence J. Lasser/1992         1,087          358
85,646       169,791
Robert E. Patterson/1984        1,118          221
85,646       182,291
Donald S. Perkins/1982          1,101          804
85,646       170,291
William F. Pounds/1971   (7)    1,181          759
98,146       197,291
George Putnam/1957              1,101          848
85,646       171,291
George Putnam, III/1984         1,101          146
85,646171,291
A.J.C. Smith/1986               1,068          495
85,646       169,791
W. Nicholas Thorndike/1992      1,112          687
85,646       181,291

(1)    Includes an annual retainer and    an     attendance fee
for each meeting attended.
(2) The Trustees approved a Retirement Plan for Trustees of the Putnam funds on October 1,
       1996. Prior to that date, voluntary retirement benefits were paid to certain retired
       Trustees.
(3) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1996.
(4)                                  As of December 31,
   1996,     there were    96
                                     funds in the Putnam family.
   (5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.


(6)                                  Elected as a Trustee in May
1996.
   (7)                               Includes additional
compensation for service as Vice
                                     Chairman of    the Putnam
funds.

   Under a     Retirement    Plan     for Trustees of the Putnam
funds   (the "Plan"), each     Trustee who retires    with     at
least    five     years of    service     as a Trustee   of the
funds is entitled to receive     an annual    retirement
benefit
        equal to one-half of the    average annual compensation
paid
to such     Trustee    for the last three years of service prior
to     retirement.     This retirement benefit is payable during
a
Trustee's lifetime, beginning the year following
retirement   ,
for a number of years equal to such Trustee's years of service.
A
death     benefit    is also available under the Plan which
assures
that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or
(ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are
not "interested persons" of the fund, as defined in the
Investment
Company Act of 1940) may terminate or amend the Plan     at any
time,    but no termination or amendment will result in a
reduction
in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management"
in Part II of this SAI.

Share ownership

At    June 30, 1997    , the officers and Trustees of the fund as
a
group owned less than 1% of the outstanding shares of each class of
the  fund, and,         to the knowledge of the fund no person
owned
of record or beneficially 5% or more of         any class    of
shares     of the fund.



Distribution fees

During fiscal    1997    , the fund paid the following 12b-1 fees
to
Putnam Mutual Funds:

      Class A                Class B               Class M

       $724,515            $2,742,862            $97,788

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received sales charges with respect to class
A
shares in the following amounts during the periods indicated:

              Sales charges
           retained by Putnam     Contingent
       Total  Mutual Funds         deferred
     front-end    after              sales
Fiscal year   sales charges   dealer concessions      charges

   1997        $6,626,067         $1,037,343           $8,123
1996           $1,219,479         $187,303             $153
1995           $2,327,320         $331,537             $0


Class B contingent deferred sales charges

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                              Contingent deferred
Fiscal year                      sales charges

   1997                           $284,898
1996                                $199,759
1995                                $32,760

Class M sales charges

Putnam Mutual Funds received sales charges with respect to class
M
shares in the following    amounts     during the    periods
indicated    :

                                       Sales charges
                                    retained by Putnam
                                       Mutual Funds
                    Total                 after
   Fiscal year    sales charges     dealer concessions


   1997           $370,023          $61,234

Investor servicing and custody fees and expenses

During the    1997     fiscal year, the fund incurred
   $1,277,296     in fees and out-of-pocket expenses for investor
servicing and custody services provided by Putnam Fiduciary Trust
Company.

INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended May 31   , 1997)

                              Class A  Class B  Class M
Inception date:               8/5/93   11/2/94  1/22/96

   Average annual     total         return

   1 year                      15.82%   16.95%   18.01%
Life of    fund                25.07%   25.66%   25.20%

   Returns     for class A and class M shares    reflect     the
deduction of the    current     maximum    initial     sales
   charges     of 5.75%    for class A shares and 3.50% for class
M
shares.

Returns     for class B shares    reflect     the deduction of
the
applicable contingent deferred sales charge ("CDSC")   , which is
5%
in the first year, declining to 1% in the sixth, and is eliminated thereafter.

Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class
A shares, adjusted to reflect both the deduction of the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares.

Returns shown for class A shares have not been adjusted to
reflect
payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be
worth more or less than their original cost    .

    See "Standard performance measures" in Part II of this SAI for information on how performance is calculated.

ADDITIONAL OFFICERS

In addition to the persons listed as    fund     officers
in
Part II of this SAI, each of the following persons is also a Vice
President of the fund and         certain of the    other
Putnam
funds   , the total number of which is noted parenthetically    .
Officers of Putnam Management hold the same offices in Putnam
Management's parent company, Putnam Investments, Inc.

   Officer Name (Age) (Number of funds)

Ian C. Ferguson (39) (56             funds).  Senior Managing
Director        .  Prior to    April, 1996, Mr. Ferguson was CEO
at
Hong Kong Shanghai Banking Corporation    .

John J. Morgan, Jr. (56)    (11     funds).  Managing Director of
Putnam Management.  Managing Director of Putnam Fiduciary Trust
Company.

Gerald S. Zukowski    (62)     (1 fund).  Senior Vice President
of
Putnam Management.

Anthony C. Santosus (38) (2 funds).  Vice President of Putnam
Management.

Brett    C.     Browchuk    (34) (53     funds).  Managing
Director
of Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston,
Massachusetts 02109   ,     are the fund's independent
accountants,
providing audit services, tax return review and other tax
consulting
services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.
The
Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the
fiscal year ended May 31,    1997    , filed electronically on
July
   28, 1997     (File No. 811-7061), are incorporated by
reference
into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

6


Putnam
High Yield
Total
Return
Fund

Portfolio
of
investment
s owned

April 30,
1997
(Unaudited
)


Corporate Bonds and Notes (60.1%) (a)
PRINCIPAL                                                         VALUE
AMOUNT

Advertising (0.3%)
$         Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006           $
50,000                                                           49,860

Aerospace and Defense
(0.1%)
    15,000 L-3 Communications Corp. 144A sr. sub. notes 10        15,450
          3/8s, 2007
    10,000 Tracor, Inc. 144A sr. sub. notes 8 1/2s, 2007           9,800

Agriculture (1.8%)                                               25,250
   299,734 Premium Standard Farms, Inc. sr. secd. notes 11s,     319,217
          2003 (PIK)

Apparel (0.1%)
    25,000 GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007            24,750

Automotive (2.4%)
   200,000 A.P.S Inc. company guaranty 11 7/8s, 2006             200,000
    25,000 CSK Auto, Inc. 144A sr. sub. notes 11s, 2006           25,625
    75,000 Exide Corp. sr. notes 10s, 2005                        75,938
    50,000 Harvard Industries Inc. sr. notes 11 1/8s, 2005        22,500
    80,000 Hawk Corp. sr. notes 10 1/4s, 2003                     80,600
    15,000 Key Plastics Corp. 144A sr. sub. notes 10 1/4s,        15,150
          2007

                                                                 419,813
Broadcasting
(4.0%)
    50,000 Capstar Broadcasting 144A sr. disc. notes stepped-     27,875
          coupon zero % (12 3/4s, 2/1/02), 2009 (STP)
   150,000 Comcast UK Cable, Ltd. deb. stepped-coupon zero %     103,500
          (11.2s, 11/15/00), 2007(Bermuda) (STP)
   272,000  Grupo Televisa S.A. sr. disc. notes stepped-coupon  173,400 zero % (13 1/4s, 5/15/01), 2008(Mexico) (STP)
   150,000 Marcus Cable Co. (L.P.) sr. sub. disc. notes          124,125
          stepped-coupon zero % (13 1/2s, 8/1/99), 2004 (STP)
    10,000 RBS Participacoes S.A. 144A company guaranty 11s,      10,098
          2007(Brazil)
    25,000 SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10       26,188
          3/4s, 2006
    15,000 Spanish Broadcasting Systems 144A sr. notes 11s,       15,075
          2004
   125,000 Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005    125,000
    10,000 TCI Satellite Entertainment 144A sr. sub. notes 10      9,500
          7/8s, 2007
    50,000 TV Azteca Sa De Cv 144A sr. notes 10 1/2s,             49,188
          2007(Mexico)
    50,000 Young Broadcasting Inc. company guaranty Ser. B,       47,250
          9s, 2006

                                                                 711,199
Building and Construction
(3.0%)
   100,000 Consumers International 144A sr. notes 10 1/4s,       103,000
          2005
     5,000 Continental Homes Holding Corp. sr. notes 10s, 2006     4,925
    75,000 Nortek, Inc. sr. sub. notes 9 7/8s, 2004               74,250
   125,000 Presley Cos. sr. notes 12 1/2s, 2001                  120,938
   100,000 Scotsman Group, Inc. sr. secd. notes 9 1/2s, 2000     105,000
    50,000 Terex Corp. sr. notes Ser. B, 13 1/4s, 2002            54,938
    75,000 Triangle Pacific Corp. sr. notes 10 1/2s, 2003         78,750

                                                                 541,801
Cable Television (1.5%)
    60,000 Adelphia Communications Corp. 144A sr. notes 9         56,700
          7/8s, 2007
    50,000 Cablevision Systems Corp. sr. sub. notes 9 1/4s,       48,750
          2005
   125,000   Diamond Cable Communication Co. sr. disc. notes     86,563
                stepped-coupon zero % (11 3/4s, 12/15/00),
                        2005(United Kingdom) (STP)
   115,000   Diamond Cable Communications Co. 144A sr. disc.     68,425
             notes stepped-coupon zero % (10 3/4s, 2/15/02),
                                2007 (STP)

                                                                 260,438
Chemicals (0.8%)
    25,000 Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003     24,750
   120,000 NL Industries, Inc. sr. notes stepped-coupon zero %   110,850
          (13s, 10/15/98), 2005 (STP)

                                                                 135,600
Connecticut (0.4%)
    50,000 Mohegan Tribal Gaming sr. secd. notes Ser. B, 13       65,500
          1/2s, 2002

Consumer Products (0.4%)
   100,000 Revlon Worldwide Corp. 144A sr. disc. notes zero %,    65,500
          2001

Consumer Services (2.6%)
    25,000 Affinity Group Holdings 144A sr. notes 11s, 2007       25,625
    20,000 AMC Entertainment, Inc. 144A sr. sub. notes 9 1/2s,    19,800
          2009
    50,000 Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005         55,000
    26,375 Falcon Holdings Group, Inc. sr. sub. notes 11s,        22,946
          2003 (PIK)
   125,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004   129,375
    10,000 Hollinger International Publishing, Inc. company        9,875
          guaranty 8 5/8s, 2005
   200,000 Sun International Hotels Ltd. 144A sr. sub. notes     197,500
          9s, 2007

                                                                 460,121
Electronics and Electrical Equipment
(1.0%)
    20,000 Fairchild Semiconductor Corp. 144A sr. sub. notes      17,666
          11.74s, 2008
   165,000 Fairchild Semiconductor Corp. 144A sr. sub. notes     166,650
          10 1/8s, 2007

                                                                 184,316


Entertainment (1.2%)
    50,000 Panda Global Energy Co. 144A sr. notes 12 1/2s,        47,500
          2004

Food (0.3%)
    50,000 Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008         49,000
    45,000 Cobb Theatres LLC company guaranty 10 5/8s, 2003       46,575
    50,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007             50,625
    75,000 Trump A.C. 1st mtge. 11 1/4s, 2006                     72,938

                                                                 219,138
Food and Beverage (0.9%)
    50,000 Mafco, Inc. sr. sub. notes 11 7/8s, 2002               53,125

Forest Products (0.3%)
     5,000 Del Monte Corp. 144A sr. sub. notes 12 1/4s, 2007       5,150
   150,000 Doane Products Co. sr. notes 10 5/8s, 2006            156,000

                                                                 161,150
Health Care (2.1%)
    50,000 Gaylord Container Corp. sr. sub. disc. deb. 12         53,750
          3/4s, 2005 (STP)

Insurance and Finance
(3.5%)
    10,000 IMED Corp. sr. sub. notes 9 3/4s, 2006                 10,000
   150,000 Integrated Health Services sr. sub. notes 10 3/4s,    160,500
          2004
   150,000 Paracelsus Healthcare sr. sub. notes 10s, 2006        141,750
    55,000 Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007     54,725

                                                                 366,975
Insurance and Finance (3.5%)
   225,000 Aames Financial Corp. sr. notes 9 1/8s, 2003          209,250
    10,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s,      10,000
          2027
   150,000 First Nationwide Holdings sr. sub. notes 9 1/8s,      150,000
          2003
   125,000 Imperial Credit Industries, Inc. 144A sr. notes 9     115,000
          7/8s, 2007
    25,000 Provident Capital Trust company guaranty 8.6s, 2026    24,125
    50,000 PRT Funding Corp. sr. notes 11 5/8s, 2004              36,000
    50,000 Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s,    51,375
          2003
    10,000 Sovereign Capital Trust 144A company guaranty 9s,       9,750
          2027
    10,000 Webster Capital Trust I 144A bonds 9.36s, 2027         10,206

                                                                 615,706
Medical Supplies and Devices
(0.4%)
    75,000 Wright Medical Technology, Inc. sr. secd. notes        75,750
          Ser. B, 10 3/4s, 2000



Metals and Mining (1.7%)
    10,000 Acindar Industria Argentina de Aceros S.A. bonds 11    10,150
          1/4s, 2004(Argentina)
    10,000 Altos Hornos De Mexico 144A bonds 11 7/8s,             10,125
          2004(Mexico)
    15,000 Continental Global Group 144A sr. notes Ser. A,        15,450
          11s, 2007
    10,000 Echo Bay Mines jr. sub. deb. 11s, 2027(Canada)          9,850
    50,000 Maxxam Group Holdings sr. nores Ser. B, 12s, 2003      50,500
   150,000 Royal Oak Mines, Inc. company guaranty Ser. B, 11s,   150,750
          2006(Canada)
    50,000 Weirton Steel Co. sr. notes 11 3/8s, 2004              50,500

                                                                 297,325
Oil and Gas
(6.1%)
   125,000 Cliffs Drilling Co. company guaranty Ser. B, 10       129,688
          1/4s, 2003
   100,000 Falcon Drilling Co., Inc. sr. notes Ser. B, 9 3/4s,   102,000
          2001
    50,000 Flores & Rucks, Inc. sr. notes 13 1/2s, 2004           58,125
    50,000 Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006       51,750
     5,000 Forcenergy, Inc. 144A sr. sub. notes 8 1/2s, 2007       4,750
    50,000 KCS Energy, Inc. company guaranty Ser. B, 11s, 2003    53,250
    50,000 Parker Drilling Corp. sr. notes Ser. B, 9 3/4s,        51,375
          2006
    25,000 Transamerican Refining 144A 15s, 1998                  25,000
   600,000 Transamerican Refining Corp. var. rate 1st mtge.      556,500
          zero % (18.5s 2/15/98), 2002 (STP)
    50,000 TransTexas Gas Corp. sr. secd. notes 11 1/2s, 2002     55,625

                                                                1,088,06
                                                                      3
Packaging and Containers
(0.5%)
    15,000 Innova S De R.L. 144A sr. notes 12 7/8s,               14,775
          2007(Mexico)
    75,000 Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002      81,469

                                                                  96,244
Paper and Forest Products
(1.0%)

    50,000 Buckeye Cellulose Corp. sr. sub. notes 9 1/4s, 2008    51,000
    50,000 Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s,     48,000
          2003
    50,000 Repap New Brunswick sr. notes 10 5/8s, 2005(Canada)    47,000
    25,000 Riverwood International Corp. company guaranty 10      23,500
          1/4s, 2006

                                                                 169,500
Publishing (0%)
     5,000 Sun Media Corp. 144A sr. sub. notes 9 1/2s,             4,825
          2007(Canada)

Real Estate (0.1%)
    20,000 Prime Hospitality Corp. 144A sr. sub. notes 9 3/4s,    20,400
          2007

Recreation (3.3%)
    50,000 Alliance Gaming Corp. 12 7/8s, 2003                    53,938
   150,000 Argosy Gaming Co. 1st mtge. 13 1/4s, 2004             134,250
   100,000 Colorado Gaming & Entertainment Co. sr. notes 12s,     99,000
          2003 (PIK)
   150,000 Hollywood Casino Corp. sr. notes 12 3/4s, 2003        153,750
   150,000 Lady Luck Gaming 1st mtge. 11 7/8s, 2001              150,000

                                                                 590,938
Retail (1.6%)
   100,000 Eagle Food Centers. Inc. sr. notes 8 5/8s, 2000        97,000
    50,000 Loehmanns, Inc. sr. notes 11 7/8s, 2003                52,000
    10,000 Quality Food Centers, Inc. 144A sr. sub. notes          9,850
          8.7s, 2007
   125,000 Supermercados Norte 144A bonds 10 7/8s, 2004          125,000
          (Argentina)
    10,000 William Carter Co. 144A sr. sub. notes 12s, 2008       10,200

                                                                 294,050
Telecommunications
(10.3%)
   125,000 Arch Communications Group sr. disc. notes stepped-     56,875
          coupon zero % (10 7/8s, 3/15/01), 2008 (STP)
    50,000 Brooks Fiber Properties, Inc. sr. disc. notes          32,750
          stepped-coupon zero % (10 7/8s, 3/1/01), 2006 (STP)
   225,000 Cencall Communications Corp. sr. disc. notes          166,500
          stepped-coupon
                  zero % (10 1/8s, 1/15/99), 2004 (STP)
    75,000 Centennial Cellular Corp. sr. notes 10 1/8s, 2005      75,656
    25,000 Charter Communications International, Inc. sr.         25,813
          notes Ser. B, 11 1/4s, 2006
    10,000 Consorcio Ecuatoriano 144A notes 14s, 2002             10,100
          (Ecuador)
   150,000 Dobson Communications Corp. 144A sr. notes 11 3/4s,   144,000
          2007
    25,000 Frontiervision Operating Partners L.P. sr. sub.        25,063
          notes 11s, 2006
   150,000    GST Telecommunications, Inc. company guaranty      93,000
             stepped-coupon zero % (13 7/8s, 15/15/00), 2005
                                  (STP)
    25,000   Hyperion Telecommunication Corp. sr. disc. notes    12,750
            stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003
                                  (STP)
   275,000 Intelcom Group (USA), Inc. company guaranty stepped- 163,625 coupon zero % (12 1/2s, 5/1/01), 2006 (STP)
   100,000   Intermedia Communications, Inc. sr. disc. notes     64,500
              stepped-coupon zero % (12 1/2s, 5/15/01), 2006
                                  (STP)
   150,000 International Cabletel, Inc. sr. notes stepped-        98,250
          coupon Ser. B, zero % (11 1/2s, 2/01/01), 2006
          (STP)
    40,000 International Cabletel, Inc. 144A sr. notes 10s,       39,100
          2007
    85,000 McLeod, Inc. 144A sr. disc. notes stepped-coupon       48,663
          zero % (10 1/2s, 3/1/02), 2007 (STP)
    50,000 MFS Communications sr. disc. notes stepped-coupon      37,927
          zero % (8 7/8s, 1/1/01), 2006 (STP)
   275,000    Millicom International Cellular S.A. sr. disc.    192,500
              notes stepped-coupon zero % (13 1/2s, 6/1/01),
                          2006(Luxembourg) (STP)
   100,000 Mobile Telecommunications Tech. sr. notes 13 1/2s,     99,000
          2002
    50,000 NEXTEL Communications, Inc. sr. disc. notes stepped-  36,375 coupon zero % (9 3/4s, 2/15/99), 2004 (STP)
   150,000 Omnipoint Corp. sr. notes 11 5/8s, 2006               117,000
    25,000 Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006        19,500
    50,000 Paging Network, Inc. sr. sub. notes 10s, 2008          44,500
    75,000 Pricellular Wireless Corp. sr. disc. notes stepped-   77,250
            coupon Ser. B, zero % (14s, 11/15/97), 2001 (STP)
    50,000 Rogers Cantel, Inc. deb. 9 3/8s, 2008(Canada)          51,375
   125,000  Teleport Communications Group Inc. sr. disc. notes   85,938
           stepped-coupon zero % (11 1/8s, 7/1/01), 2007 (STP)
    15,000 Winstar Equipment Corp. 144A company guaranty 12       14,363
          1/2s, 2004

                                                                1,832,37
                                                                      3

Textiles (1.2%)
    50,000 Foamex (L.P.) Capital Corp. sr. disc. notes stepped-   44,000
          coupon
                 Ser. B, zero % (14s, 7/1/99), 2004 (STP)
    60,000 Glenoit Corp. 144A sr. sub. notes 11s, 2007            60,600
   100,000 Polysindo International Finance company guaranty 11   105,000
          3/8s, 2006(Indonesia)

                                                                 209,600

Transportation
(1.0%)
    50,000 Atlantic Express, Inc. 144A company guaranty 10        51,250
          3/4s, 2004
   125,000 Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s,   122,500
          2003(Greece)

                                                                 173,750
Utilities (5.9%)
   325,000 AES China Generating Co. sr. notes 10 1/8s,           333,531
          2006(China)
   300,000 Calpine Corp. sr. notes 10 1/2s, 2006                 320,250
    50,000 Cleveland Electric Illuminating Co. 1st mtge. Ser.     51,365
          17-A, 9 3/8s, 2017
   100,000 Cleveland Electric Illuminating Co. 1st mtge. Ser.    106,996
          B, 9 1/2s, 2005
   150,000 Cleveland Electric Illuminating Co. 1st mtge. Ser.    153,933
          E, 9s, 2023
    50,000 Niagara Mohawk Power Corp. mtge. 9 1/2s, 2000          51,793
    25,000 Toledo Edison Co. med. term notes 9.22s, 2021          25,570

                                                                1,043,43
                                                                      8

           Total Corporate Bonds and Notes (cost $10,903,400)  10,676,96
                                                                      5


Brady Bonds (11.0%)
(a)
PRINCIPAL                                                         VALUE
AMOUNT
 $ 567,450 Argentina (Republic of) deb. 6.75s, 2005                    $
                                                                520,635
   135,000 Argentina (Republic of) FRN Ser. L-GP, 5 1/4s, 2023    87,919
    35,000 Bulgaria (Republic of) deb. Ser. PDI, 6.5625s, 2011    21,919
   451,621 Brazil (Republic of) FRB 8s, 2014 (POR)               342,667
    87,000 Ecuador (Government of) bonds 6.4375s, 2025            58,073
    90,000 Poland (Government of) bonds 6.9375s, 2024             87,413
   560,000 United Mexican States deb. Ser. A, 6 1/4s, 2019       406,700
   250,000 United Mexican States FRB Ser. D, 6.35156s, 2019      221,406
   238,095 Venezuela (Government of)deb. Ser. B, 6.75s, 2007     213,095

           Total Brady Bonds (cost $1,973,487)
                                                               1,959,82
                                                                      7

Convertible Bonds and Notes (7.6%)
(a)
PRINCIPAL                                                         VALUE
AMOUNT

Automotive (0.2%)
         $ Magna International cv. sub. deb. 5s, 2002                  $
    23,000                                                       25,013

Basic Industrial Products
(0%)
     7,000 Cooper Industries, Inc. cv. sub. 7.05s, 2015            7,770

Broadcasting (0.2%)
    22,000 International Cabletel Inc. 144A cv. deb. 7 1/4s,      21,148
          2005
    48,000 Jacor Communications, Inc. cv. sr. notes zero %,       22,320
          2011

                                                                  43,468

Business Equipment and Services
(0.6%)
   100,000 Corporate Express, Inc. cv. notes 4 1/2s, 2000         84,250
    28,000 U.S. Office Products Co. 144A cv. sub. notes 5         23,485
          1/2s, 2003

                                                                 107,735
Cellular Broadcasting (0.2%)
    55,000 Comcast Corp. cv. notes 1 1/8s, 2007                   28,050

Chemicals (0.1%)
     9,000 Hercules, Inc. cv. deb. 8s, 2010                       23,929

Computer Services and Software
(0.1%)

    25,000 Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004         21,125

Computers (0.3%)
    25,000 Safeguard Scientifics, Inc. 144A cv. sub. notes 6s,
          2006                                                   22,719
    28,000 Softkey International, Inc. 144A cv. sr. notes 5       20,825
          1/2s, 2000
    20,000 Synoptics Communications Inc. 144A cv. sub. deb. 5     17,475
          1/4s, 2003


                                                                 61,019
Conglomerates
(0.3%)
    18,000 Hexcel Corp. cv. sub. notes 7s, 2003
                                                                 23,490
    20,000 Thermo Electron Corp. 144A cv. subordinated 4 1/4s,    21,575
          2003


                                                                 45,065
Consumer Non Durables
(0.3%)
    74,000 Coleman Worldwide Corp. cv. sr. sec. notes Liquid
          Yeild Option Note ( LYON) zero %, 2013                 22,385
    24,000 Standard Commercial Corp. cv. sub. deb. 7 1/4s,        21,660
          2007 (NON)


                                                                 44,045
Consumer Services (0.5%)
    60,000 Boston Chicken, Inc. cv. notes LYON zero %, 2015
                                                                 14,775
    20,000 Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004        21,650
    55,000 Hollinger, Inc. cv. LYON zero %, 2013                  20,075
    22,000 Pharmaceutical Marketing Services Inc. 144A cv.        18,040
          deb. 6 1/4s, 2003
    16,000 Protection One, Inc. cv. sr. sub. notes 6 3/4s,        15,220
          2003

                                                                  89,760



Electronics and Electrical Equipment
(1.4%)
     9,000 Diagnostic Retrieval Systems cv. sr. sub. deb. 9s,
          2003                                                   11,070
    29,000 HMT Technology Corp. 144A cv. sub. notes 5 3/4s,       23,345
          2004
    29,000 Integrated Device Technology, Inc. cv. sub. notes 5    24,469
          1/2s, 2002
    30,000 Motorola, Inc. cv. sub. deb. LYON zero %, 2013         22,275
    14,000 Plasma & Materials Technologies, Inc. 144A cv. notes    9,520
          7 1/8s, 2001
    27,000 S3, Inc. 144A cv. sub. notes 5 3/4s, 2003              22,343
    20,000 SCI Systems, Inc. cv. sub. notes 5s, 2006              27,525
    10,000 Texas Instruments cv. sub. deb. 2 3/4s, 2002           21,538
    20,000 Thermo Instrument Systems, Inc. 144A cv. deb. 4        18,750
          1/2s, 2003
    23,000 Thermo Optek Corp. 144A cv. bonds 5s, 2000             23,230
    21,000 Thermo Quest Corp. cv. co. guaranty 5s, 2000           21,000
    20,000 Xilinx, Inc. 144A cv. sub. notes 5 1/4s, 2002          22,900

                                                                  247,96
                                                                      5
Environmental Control (0.1%)
    12,000 USA Waste Services, Inc. cv. sub. notes 4s, 2002
                                                                 11,850
    14,000 WMX Technologies, Inc. cv. sub. notes 2s, 2005         12,110

                                                                  23,960
Health Care (0.9%)
    50,000 Alza Corp. cv. sub. LYON zero %, 2014
                                                                 21,938
    30,000 NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000              27,188
    30,000 PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003             24,525
    20,000 Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s,   18,100
          2006
    18,000 Rotech Medical Corp. cv. sub. deb. 5 1/4s, 2003        15,390
    22,000 U.S. Diagnostic Laboratories, Inc. 144A cv. sub.       21,120
          deb. 9s, 2003
    23,000 Vivra, Inc. 144A cv. sub. notes 5s, 2001               21,936

                                                                  150,19
                                                                      7
Hospital Management and Medical Services
(0.1%)
    19,000 Integrated Health Services, Inc. cv. sub. deb. 6s,     20,235
          2003

Insurance and Finance (0.5%)
    24,000 Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001
                                                                 23,010
    22,000 Mitsubishi Bank Ltd. International Finance cv. trust   22,358
          guaranteed notes 3s, 2002(Bermuda)
    17,000 Pioneer Financial Services, Inc. cv. sub. notes 6      24,544
          1/2s, 2003
    40,000 USF&G Corp. cv. sub. notes zero %, 2009                26,200

                                                                  96,112
Medical Supplies and Devices
(0.1%)
    25,000 Uromed Corp. 144A cv. sub. notes 6s, 2003              15,031

Metals and Mining
(0.1%)
    20,000 Quanex Corp. cv. sub. deb. 6.88s, 2007                 20,300



Oil and Gas (0.3%)
    21,000 Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007      23,730
     3,000 Pride Petroleum Services, Inc. cv. sub. deb. 6          4,361
          1/4s, 2006
    16,000 Swift Energy Co. cv. sub. notes 6 1/4s, 2006           14,840

                                                                  42,931
Paper and Forest Products (0.1%)
    24,000 Stone Container Corp. cv. sr. sub. notes 8 7/8s,       25,500
          2000

Pharmaceuticals (0.2%)
    16,000 North American Vaccine, Inc. 144A cv. sub. notes 6     15,420
          1/2s, 2003
    40,000 Roche Holdings, Inc. 144A cv. unsub. LYON zero %,      18,400
          2010(Switzerland)

                                                                  33,820
Pharmaceuticals and Biotechnology
(0.1%)
    23,000 Nabi, Inc. cv. sub. notes 6 1/2s, 2003                 18,113
     4,000 North American Vaccine, Inc. 144A cv. sub. notes 6      3,855
          1/2s, 2003

                                                                  21,968
Recreation (0.4%)
   100,000 Argosy Gaming cv. sub. notes 12s, 2001                 71,000

Retail (0.5%)
    20,000 Home Depot, Inc. cv. sub. notes 3 1/4s, 2001           20,425
    26,000 Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003      22,653
    20,000 Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003       24,325
    25,000 Rite Aid Corp. cv. deb. zero %, 2006                   18,375

                                                                  85,778
Telecommunications
(0%)

    10,000 MIDCOM Communications, Inc. 144A cv. sub. deb. 8        8,300
          1/4s, 2003


           Total Convertible Bonds and Notes (cost $1,428,901)  1,360,07
                                                                      6



Preferred Stocks (4.3%) (a)
NUMBER OF                                                         VALUE
SHARES

       518 Alliance Gaming Corp. Ser. B, $15.00 pfd. (PIK)
                                                                 51,800
     1,159 American Radio Systems Corp. 144A $11.375 pfd.        114,451
     1,798 Cablevision Systems Corp. Ser. M, $11.125 dep. shs.   165,416
          pfd.(PIK)
       400 California Federal Bancorp Inc. Ser. A, $2.281 pfd.    10,000
     1,070 Chancellor Radio Broadcasting 144A $12.00 pfd.        105,930
     1,500 Chevy Chase Capital Corp. Ser. A, $10.375 pfd.         72,750
       127 Granite Broadcasting Corp. 144A 12.75% pfd. (PIK)     115,888
        25 ICG Holdings, Inc. 14.00% (Canada)                     24,125
         5 Intermedia Communications, Inc. 144A 13.50% pfd.       48,375
        20 NTL Inc. 144A 13.00% pfd. (PIK)                        19,400
       800 Public Service Co. of New Hampshire $10.60 1st         18,000
          mtge. pfd.
        20 Spanish Broadcasting Systems 144A 14.25%  pfd.         17,600
          (PIK)

           Total Preferred Stocks (cost $795,863)                763,735

Convertible Preferred Stocks
(3.6%) (a)
NUMBER OF                                                         VALUE
SHARES

Automotive (0.1%)
       170 Ford Motor Co. Ser. A, $4.20 dep. shs. cv. pfd.
                                                                 19,040
Banks (0.1%)
       230 Sovereign Bancorp Inc. $3.13 cv. pfd.                  17,020

Basic Industrial Products (0.1%)
       170 Case Corp. $4.50 cv. pfd. ($4.50)                      22,823

Broadcasting
(0.2%)
       342 Chancellor Broadcasting Corp. 144A $3.50 cv. pfd.      18,212
       360 SFX Broadcasting, Inc. Ser. D, $3.25 cv. pfd.          16,200

                                                                  34,412
Building and Construction
(0.1%)
       227 Greenfield Capital Trust $3.00 cv. pfd.                 9,307

Business Equipment and Services
(0.1%)
       150 Ikon Office Solutions Inc. Ser. BB, $5.04 cv. pfd.     10,200

Computer Services and Software
(0.1%)
       240 Vanstar Corp. 144A $3.375 cv. pfd.                      7,350
       407 Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.         18,519

                                                                  25,869

Consumer Non Durables (0.1%)
       340 Corning Deleware(L.P.) $3.00 cv. pfd.                  25,840

Consumer Services (0.1%)
       220 Service Corp. $3.125 cv. pfd.                          25,218

Food and Beverages (0.1%)
       276 Chiquita Brands International, Inc. Ser. B, $3.75      16,146
          cv. pfd.

Insurance and Finance
(1.1%)
       285 Ahmanson (H.F.) & Co. $3.00 cv. pfd.                   22,515
       251 American Bankers Insurance Group, Inc. Ser. B,         15,782
          $3.125 cv. pfd.
       575 American General Delaware Corp. $3.00 cv. pfd.         33,566
       160 Devon Financing Trust $3.25 cv. pfd.                   10,200
       452 Finova Finance Trust $2.75 cv. pfd.                    24,069
       700 Matewan Bancshares, Inc. Ser. A, $3.75 cv. pfd.        16,975
       385 Penncorp Financial Group, Inc. 144A $3.50 cv.pfd.      22,426
       120 Roosevelt Financial Group $3.25 cv. pfd.               10,230
       340 St. Paul Capital LLC $3.00 cv. pfd.                    20,910
       400 Timet Capital Trust I 144A $3.3125 cv. pfd.            18,800

                                                                 195,473
Metals and Mining (0.2%)
       285 Amax Gold, Inc. Ser. B, $3.75 cv. pfd.                 14,784
       950 Freeport-McMoRan Copper Co., Inc. $1.25 cv. pfd.       25,650
          ($1.75)

                                                                  40,434
Oil and Gas (0.6%)
       360 Neuvo Energy Ser. A, $2.875 cv. pfd.                   16,425
       435 Occidental Petroleum Corp. 144A $3.875 cv. pfd.        23,816
       360 Tejas Gas Corp. $2.65 cv. pfd.                         19,260
       380 Tosco Financing Trust 144A $2.875 cv. pfd.             20,995
       500 Unocal Capital Trust $3.125 cv. pfd.                   28,125

                                                                 108,621
Real Estate (0.1%)
       430 Insignia Financial Group, Inc. 144A $3.25 cv. pfd.     19,135

Retail (0.3%)
       350 Ann Taylor Finance Trust $4.25 cv. pfd.                23,713
       465 Kmart Financing I $3.875 cv. pfd.                      26,796

                                                                  50,509
Telecommunications (0.2%)
       600 Airtouch Communications, Inc. Ser. C, $2.125 cv.       27,300
          pfd.

           Total Convertible Preferred Stocks (cost $660,470)    647,347

Foreign Government Bonds and Notes (1.3%)
(a)
PRINCIPAL                                                         VALUE
AMOUNT
           Bank of Foreign Economic Affairs of Russia
       USD (Vnesheconombank) principal loan 144A 8s, 2020              $
   305,000 (NON)(WIS)(PIK)                                       178,806
       USD Morocco (Government of) bonds Ser. A, 6.375s, 2009     35,150
    40,000
       ZAR South Africa (Republic of) bonds Ser. 153, 13s,         9,980
    50,000 2010

           Total Foreign Government Bonds and Notes (cost        223,936
          $219,478)

Common Stocks (0.2%) (a)
NUMBER OF                                                         VALUE
UNITS
        15 Advanced Radio Telecommunications units 14s, 2007
                                                                 15,900
         5 Anvil Holdings 144A units 13s, 2009 (PIK)               4,925
       200   Colt Telecommunications Group PLC units stepped-   117,000
           coupon zero % (12s, 12/15/01), 2006(United Kingdom)
                                  (STP)
        25 Esat Holdings Ltd. 144A units stepped-coupon zero %    14,000
          (12 1/2s, 2/1/02), 2007(Ireland) (STP)
       110 Globalstar L.P. Capital units 11 3/8s, 2004           108,900
        20 McCaw International Ltd. 144A units stepped-coupon      9,800
          zero % (13s, 4/15/02), 2007 (STP)
        50 Nextlink Communications 144A pfd. units zero %          2,350
          (.14s,), 2009 (PIK)(STP)
    50,000  Winstar Communications, Inc. 144A sr. disc. notes    26,000
            stepped-coupon zero % (14s, 10/15/00), 2005 (STP)

           Total Units (cost $331,486)                           298,875

Common Stocks (0.2%) (a)
NUMBER OF                                                         VALUE
SHARES
    27,272 Capstar Broadcasting Partners (NON)
                                                                 29,999
       316 Catellus Development Corp. (NON)                        4,661

           Total Common Stocks (cost $34,711)                     34,660

Warrants (0%) (a)
NUMBER OF                                                         VALUE
WARRANTS
Expiration
Date
        25 Hyperion Telecommunications 144A                          750
          4/15/01
        20 Spanish Broadcasting Systems 144A                       2,200
          6/30/99

           Total Warrants (cost $2,700)                            2,950

Short-Term Investments (8.0%) (a)
PRINCIPAL                                                         VALUE
AMOUNT
       MXP Mexican Treasury Bill zero %, April 2, 1998                 $
    57,529                                                       59,760
           Interest in $473,073,000 joint repurchase agreement
 1,367,000 dated April 30, 1997 with Merrill Lynch
           due May 1, 1997 with respect to various U.S.
          Treasury obligations -- maturity value of
          $1,367,205
           for an effective yeild of 5.40%.
                                                               1,367,20
                                                                      5

           Total Short-Term Investments (cost $1,426,965)       1,426,96
                                                                      5


           total Investments (cost $17,777,461) (b)            17,395,33
                                                                      6




                                 FOOTNOTES


             NOTES

     (a)      Percentages indicated are based
             on net assets of $17,762,038.


     (b)      The aggregate identified cost on
             a tax basis is
             $17,777,461, resulting in gross
             unrealized appreciation and
             depreciation of $130,645 and
             $512,770, respectively,
             or net unrealized depreciation
             of $382,125.


     (NON)     Non-income-producing security.


     (STP)    The interest or dividend rate
             and date shown parenthetically
             represent the new interest or
             dividend rate to be paid and the
             date the fund will begin
             receiving interest or dividend
             income at this rate.


     (PIK)    Income may be received in cash
             or additional securities at the
             discretion of the issuer.


     (WIS)    When-issued securities (Note 1).
                The coupon rate will be LIBOR
                                  plus 13/16.


     (BRA)       Brady bonds are foreign bonds
                   collateralized by the U.S.
                                  Government.
               The rates are floating and are
               the current rates at April 30,
                                        1997.

             144A after the name of a
             security represents a security
             purchased in a transaction
             exempt from registration under
             Rule 144A of the Securities Act
             of 1933. These securities may be
             resold only in transactions
             exempt from registration,
             normally to qualified
             institutional buyers.


                The accompanying notes are an
             integral part of these financial
                                  statements.


Putnam High Yield Total Return
Statement of assets and liabilities
April 30,1997 (Unaudited)
Assets
Investments in securities, at value
(identified cost $17,777,461) (Note 1)             $17,395,33
                                                            6
Cash                                                  107,295
Dividends, interest and other receivables             291,423
Receivable for shares of the fund sold                445,849
Receivable for securities sold                        253,143
Receivable from Manager (Note 2)                       33,864
Unamortized organization expenses (Note 1)             80,672

Total assets                                       18,607,582
Liabilities
Payable for securities purchased                      693,696
Payable for investor servicing and custodian fees       9,942
(Note 2)
Payable for compensation of Trustees (Note 2)           4,000
Payable for administrative services (Note 2)            1,333
Payable for distribution fees (Note 2)                  8,228
Payable for organization expenses (Note 1)             80,943
Other accrued expenses                                 45,893

Total liabilities                                     844,035
Net assets                                         $17,763,54
                                                            7
Represented by
Paid-in capital (Notes 1 and 4)                    $18,071,79
                                                            5
Undistributed net investment income (Note 1)          111,334
Accumulated net realized loss on investments         (37,457)
(Note 1)
Net unrealized depreciation of investments          (382,125)

Total - Representing net assets applicable to
capital shares outstanding                         $17,763,54
                                                            7
Computation of net asset value and offering price
Net asset value and redemption price per class A
share
($7,816,161 divided by 936,769 shares)                  $8.34
Offering price per class A share (100/95.25 of          $8.76
$8.34)*
Net asset value and offering price per class B
share
($8,901,350 divided by 1,068,486 shares)**              $8.33
Net asset value and redemption price per class M
share
($1,044,527 divided by 125,260 shares)                  $8.34
Offering price per class M share (100/96.75 of          $8.62
$8.34)*




* On single sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




Putnam High Yield Total Return
Statement of operations
Period January 2, 1997 (commencement of
operations) to
April 30,1997 (Unaudited)

Investment income:
Interest                                            $233,411
Dividends                                             18,004
Total investment income                              251,415

Expenses:
Compensation of Manager (Note 2)                      23,481
Investor servicing and custodian fees (Note 2)        19,408
Compensation of Trustees (Note 2)                      4,000

Administrative services (Note 2)                       1,333
Distribution fees -- Class A (Note 2)                  3,185
Distribution fees -- Class B (Note 2)                 15,015
Distribution fees -- Class M (Note 2)                    775
Amortization of organization expenses (Note 1)           271
Reports to shareholders                                6,333
Registration fees                                      5,456
Auditing                                              22,867
Legal                                                  2,667
Postage                                                7,336
Other                                                  1,703
Fees waived by Manager (Note 2)                     (57,345)
Total expenses                                        56,485
Expense reduction (Note 2)                          (13,079)
Net expenses                                          43,406
Net investment income                                208,009
Net realized loss on investments (Notes 1 and 3)    (37,457)
Net unrealized depreciation of investments during   (382,125
the period                                                 )

Net loss on investments  (419,582)
Net decrease in net assets resulting from           $(211,57
operations                                                3)



The accompanying notes are an integral part of these financial statements.

Putnam High Yield Total Return
Statement of changes in net assets                        For the
                                                           period
                                                       January 2,
                                                             1997
                                                    (commencement
                                                               of
                                                    operation) to
                                                        April 30,
                                                            1997*

Decrease in net assets
Operations:
Net investment income                                    $208,009
Net realized loss on investments                         (37,457)
Net unrealized depreciation of investments              (382,125)

Net decrease in assets resulting from operations        (211,573)
Distributions to shareholders:
From net investment income
     Class A                                             (46,942)
     Class B                                             (44,326)
     Class M                                              (5,407)
Increase from capital share transactions (Note 4)      18,068,795
Total increase in net assets                           17,760,547
Net Assets
Beginning of period                                         3,000

End of period (including undistributed net investment
income                                                 $17,763,54
of $109,825)                                                    7
*Unaudited
The accompanying notes are an integral part of these financial statements.




Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS A

                                                   For the period
                                                 January 2, 1997+
Per share                                            to April 30
operating performance                                 (unaudited)
                                                 ----------------
                                                             1997
                                                 ----------------

Net asset value, beginning of period                                  $8.50

Investment operations:

Net investment income                                      .20(c)

Net realized and unrealized loss on investments             (.29)

Total from investment operations                            (.09)

Less distributions:

From net investment income                                            (.07)

Net realized gain on investments                               --

Total distributions                                         (.07)

Net asset value, end of period                              $8.34

Total investment return at net asset value (%)(a)                     (1.10)*

Net assets, end of period (in thousands)                              $7,817

Ratio of expenses to average net assets (%)(b)               .50*

Ratio of net investment income to average
net assets (%)                                              2.41*

Portfolio turnover (%)                                                38.59*

+    Commencement of operations.
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements. (Note 2)
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.




Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS B

                                                   For the period
                                                 January 2, 1997+
Per share                                            to April 30
operating performance                                 (unaudited)
                                                 ----------------
                                                             1997
                                                 ----------------

Net asset value, beginning of period
$8.50

Investment operations:

Net investment income                                      .18(c)

Net realized and unrealized loss on investments             (.29)

Total from investment operations                            (.11)

Less distributions:

From net investment income                                            (.06)

Net realized gain on investments                               --

Total distributions                                         (.06)

Net asset value, end of period                              $8.33

Total investment return at net asset value (%)(a)                     (1.35)*

Net assets, end of period (in thousands)                              $8,902

Ratio of expenses to average net assets (%)(b)               .75*

Ratio of net investment income to average
net assets (%)                                              2.21*

Portfolio turnover (%)                                                38.59*

+    Commencement of operations.
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements. (Note 2)
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.
Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS M

                                                   For the period
                                                 January 2, 1997+
Per share                                            to April 30
operating performance                                 (unaudited)
                                                 ----------------
                                                             1997
                                                 ----------------

Net asset value, beginning of period                                  $8.50

Investment operations:

Net investment income                                      .19(c)

Net realized and unrealized loss on investments             (.29)

Total from investment operations                            (.10)

Less distributions:

From net investment income                                            (.06)

Net realized gain on investments                               --

Total distributions                                         (.06)

Net asset value, end of period                              $8.34

Total investment return at net asset value (%)(a)                     (1.15)*

Net assets, end of period (in thousands)                              $1,045

Ratio of expenses to average net assets (%)(b)               .58*

Ratio of net investment income to average
net assets (%)                                              2.39*

Portfolio turnover (%)                                                38.59*

+    Commencement of operations.
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements. (Note 2)
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.
Putnam High Yield Total Return Fund

Notes to
financial statements

April 30, 1997 (Unaudited)

Note 1
Significant
accounting
policies

Putnam High Yield Total Return Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks total return through high current income and capital appreciation by investing primarily in high-yielding, lower-rated fixed-income securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported _ as in the case of some securities traded over-the-counter _ the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. . These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).
Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date;
interest income is accrued based on the terms of the security.
Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders   Distributions to shareholders
from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $80,943. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee,
administrative services,
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of the average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, 0.53% of any amount over $21.5 billion.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.25% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc.
Investor servicing agent functions are provided by Putnam
Investor Services, a division of PFTC.

For the period ended April 30, 1997, fund expenses were reduced by $13,079 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $650 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The Fund has adopted an unfunded noncontributory defined benefit pension plan covering all Trustees of the Fund who have served as Trustee for at least five years. Benefits under the plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee fees in the Statement of operations for the period ended April 30, 1997. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.25% and .050% of the average net assets attributable to class A, class B and class M shares respectively.

Note 3
Purchase and sales of securities

During the period ended April 30, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $20,253,306 and $3,911,133, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1997, there was an unlimited number of shares of beneficial interest authorized.

                                          For the period January 2,
                                                    1997
                                              (commencement of
                                               operations) to
                                                  April 30
                                         1997
Class A                                     Shares            Amount
Shares sold                                980,136        $8,308,988
Shares issued in connection with             4,596            38,222
reinvestment of distributions
                                           984,732         8,347,210
Shares repurchased                        (48,081)         (406,686)
Net increase                               936,651        $7,940,524


                                          For the period January 2,
                                                    1997
                                              (commencement of
                                               operations) to
                                                  April 30
                                         1997
Class B                                     Shares            Amount
Shares sold                               1,153,33        $9,781,816
                                                 4
Shares issued in connection with             4,514            37,505
reinvestment of distributions
                                          1,157,84         9,819,321
                                                 8
Shares repurchased                        (89,480)         (749,928)
Net increase                              1,068,36        $9,069,393
                                                 8



                                          For the period January 2,
                                                    1997
                                              (commencement of
                                               operations) to
                                                  April 30
                                                    1997
Class M                                     Shares            Amount
Shares sold                                126,277        $1,068,346
Shares issued in connection with               513             4,266
reinvestment of distributions
                                           126,790         1,072,612
Shares repurchased                         (1,648)          (13,734)
Net increase                               125,142        $1,058,878

Note 5
Initial capitalization and offering of shares

The fund was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to January 2, 1997, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $1,000, $1,000 and $1,000 for class A, class B and class M, respectively, and $80,943 of initial organizational expenses, and the issuance of 118 shares for each class to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc.

























                     PUTNAM CAPITAL APPRECIATION FUND

                                 FORM N-1A
                                  PART C

                             OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  Index to Financial Statements and Supporting
              Schedules:

              (1)  Financial Statements:

                   Statements of assets and liabilities --
       May

       31,    1997     (a).
                   Statement of operations -- year ended May
                   31,    1997     (a).
                   Statement of changes in net assets --
                      years     ended May 31,    1997     and
                           May 31,    1996     (a).
                   Financial highlights (a) (b).
                   Notes to financial statements (a).

              (2)  Supporting Schedules:

                   Schedule I -- Portfolio of investments
                   owned -- May 31,    1997(a)    .
                   Schedules II through IX omitted because the required matter is not present.

-------------------
                   (a)  Incorporated by reference into Parts A
                        and B.
                   (b)  Included in Part A.

         (b)  Exhibits:

              1.   Agreement and Declaration of Trust dated
May                     4, 1993 -- Incorporated by reference to
                        Registrant's Initial Registration
Statement.
              2.   By-Laws -- Incorporated by reference to
                   Registrant's Initial Registration
                   Statement.
              3.   Not applicable.
              4a       .     Portions of Agreement and
                             Declaration of Trust Relating to
                             Shareholders' Rights --
                             Incorporated by reference to Pre-
                             Effective Amendment No. 1 to the
                             Registrant's Registration
                             Statement.
                 4b    .     Portions of By-Laws Relating to
                             Shareholders' Rights --
                             Incorporated by reference to Pre-
                             Effective Amendment No. 1 to the
                             Registrant's Registration
                             Statement.
              5.   Management Contract dated September 20,
                   1996 --    Incorporated by reference to
                   Post-Effective Amendment No. 3 to the
                   Registant's Registration Statement.
              6a. Distributor's Contract dated May 6, 1994 -- Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement.
              6b. Form of Specimen Dealer Sales Contract -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
              6c.  Form of Specimen Financial Institution
                   Sales Contract - Incorporated by reference
                   to Pre-Effective Amendment No. 1 to the
                   Registrant's Registration Statement.
              7.      Trustee Retirement Plan dated October 4,
                   1996 -- Exhibit 1.
              8. Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended July 13, 1992 -- Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement.
              9. Investor Servicing Agreement dated June 3, 1991 with Putnam Fiduciary Trust Company -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
              10. Opinion of Ropes & Gray, including consent --Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
              11.  Not applicable.
              12.  Not applicable.
              13. Investment Letter from Putnam Investments, Inc. to the Registrant -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
              14a.      Not applicable
              14b       Form of Prototype Individual
Retirement                   Account Plan -- Incorporated by
reference to                 Post-Effective Amendment No.
   3     to the                        Registrant's
Registration Statement.
                 14c    .    Form of Prototype Basic Plan
                             Documents and related Plan
                             Agreements -- Exhibit 2.
              15a. Class A Distribution Plan and Agreement
                   dated May 7, 1993, as amended September 9,
                   1994 --Incorporated by reference to Post-
                   Effective Amendment No. 2 to the
                   Registrant's Registration Statement.
              15b. Class B Distribution Plan and Agreement
                   dated September 9, 1994 -- Incorporated by
                   reference to Post-Effective Amendment No. 2
                   to the Registrant's Registration Statement.
              15c. Class M Distribution Plan and Agreement --
                   Incorporated by reference to Post-Effective
                   Amendment No. 3 to the Registrant's
                   Registration Statement.
              15d. Form of Specimen Dealer Service Agreement -
                   -   Exhibit 3.
              15e. Form of Specimen Financial Institution
                   Service Agreement --   Exhibit 4     .
              16.  Schedules for computation of performance
                   quotations -- Exhibit    5    .
              17a. Financial Data Schedule for class A shares
                   --Exhibit    6    .
              17b. Financial Data Schedule for class B shares
                   --Exhibit    7    .
              17c. Financial Data Schedule for class M shares
                   --Exhibit    8    .
              18.  Rule 18f-3    Plan     -- Incorporated by
                   reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement.

Item 25. Persons Controlled by or under Common Control with
         Registrant

         None

Item 26. Number of Holders of Securities

         As of    May     31,    1997     the number of record
holders of each class of securities of the Registrant
   was     as follows:


Number of record holders
    ------------------------------------
    Class A    Class B        Class M
    -------    -------        -------
       48,898  55,164         3,133

Item 27. Indemnification

    The information required by this item is incorporated
herein by reference from the Registrant's    initial
Registration Statement on Form N-1A under the Investment
Company Act of 1940 (File No.     33-49583).

Item 30. Location of Accounts and Records

    Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 31.  Management Services

    None.

Item 32.  Undertakings

    (a) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

    (b) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by
Section 16(c) of the Investment Company Act of 1940.

                    CONSENT OF INDEPENDENT ACCOUNTANTS

    We consent to the incorporation by reference in the Prospectuses and Statement of Additional Information
constituting parts of Post-Effective Amendment No.    5     to
the Registration Statement of Putnam Capital Appreciation Fund
on Form N-1A (File No.    33-49583)     of our report dated
July    9, 1997    , on our audit of the financial statements
and financial highlights of the    Fund    , which report is
included in the Annual Report for Putnam Capital Appreciation
Fund for the year ended May 31,    1997    , which is
incorporated by reference in the Registration Statement.

    We also consent to the references to our firm under
the caption "Independent Accountants and Financial Statements"
in the Statement of Additional Information and under the
heading "Financial    highlights"     in such
   Prospectuses    .

         COOPERS & LYBRAND
L.L.P.


Boston, Massachusetts
   July 30, 1997

                        --------------------------


                                  NOTICE

    A copy of the Agreement and Declaration of Trust of
Putnam Capital Appreciation Fund is on file with the Secretary
of State of The Commonwealth of Massachusetts        and notice
is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of
Massachusetts, on the 1st day of    August, 1997    .

                           Putnam Capital Appreciation Fund

                           By: Gordon H. Silver, Vice
President


   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Capital
Appreciation Fund has been signed below by the following persons in the capacities and on the dates indicated:

Signature                         Title

George Putnam                     President and Chairman of
                                  the Board; Principal
                                  Executive Officer; Trustee



John D. Hughes                    Senior Vice President;
                                  Treasurer and Principal
                                  Financial Officer

Paul G. Bucuvalas                 Assistant Treasurer and
                                  Principal Accounting Officer

Jameson A. Baxter                 Trustee

Hans H. Estin                     Trustee

John A. Hill                      Trustee

Ronald J. Jackson                 Trustee

Elizabeth T. Kennan               Trustee

Lawrence J. Lasser                Trustee

Robert E. Patterson               Trustee

Donald S. Perkins                 Trustee

   William F. Pounds              Trustee

George Putnam, III                Trustee



A.J.C. Smith                      Trustee

W. Nicholas Thorndike             Trustee




         By:  Gordon H. Silver,
         as Attorney-in-Fact
                                     August     1,    1997








                               EXHIBIT INDEX

1.  Trustee Retirement Plan dated October 4, 1996
2.  Form of Prototype Basic Plan Documents and related Plan
    Agreements
3.  Form of Specimen Dealer Service Agreement
4.  Form of Specimen Financial Institution Service Agreement
5.  Schedules for computation of performance quotations
6.  Financial Data Schedule for class A shares
7.  Financial Data Schedule for class B shares
8.  Financial Data Schedule for class M shares